As filed with the Securities and Exchange Commission on May 16, 2001.

                                                              File No. 33-6510

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

   Pre-Effective Amendment No.

   Post-Effective Amendment No.


                            TEMPLETON INCOME TRUST
                            ----------------------
              (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                                --------------
                (Registrant's Area Code and Telephone Number)

               500 EAST BROWARD BLVD., FT. LAUDERDALE, FL 33394
               ------------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                          MURRAY L. SIMPSON, ESQUIRE,
                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                ----------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on June 15, 2001, pursuant to Rule 488.

Title of the securities being registered: Shares of beneficial interest, par value $0.01 per share, of Templeton Global Bond Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.



[Insert Franklin Templeton Investments Logo]

                    FRANKLIN GLOBAL GOVERNMENT INCOME FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for July 19, 2001 at 3:00 p.m. Pacific time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.



                          This page intentionally left blank.



Dear Shareholders:

    Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Franklin Global Government Income Fund ("Global Government Fund", or the "Fund"), which is a series of Franklin Investors Securities Trust ("Investors Trust"). The Meeting is scheduled for July 19, 2001 at 3:00 p.m. Pacific time at 920 Park Place, San Mateo, CA 94403-1907. The accompanying materials describe an important proposal that may affect the future of Global Government Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card (s).

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                       RETURN THE ENCLOSED PROXY CARD (S)

    This meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of Global Government Fund being exchanged for those of a fund called Templeton Global Bond Fund ("Global Bond Fund"), a series of the Templeton Income Trust ("Income Trust"). If the shareholders of your fund approve the proposal, you will receive shares of Global Bond Fund equal in value to your investment in Global Government Fund. You will no longer be a shareholder of Global Government Fund, and you will instead be a shareholder of Global Bond Fund. Global Government Fund will no longer exist after the reorganization is completed.

    The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

    The Trustees recommend this transaction because the projected growth in assets of Global Government Fund is not sufficient to provide competitive performance and high quality service to shareholders over the long term. Templeton Investment Counsel, LLC ("Investment Counsel"), manages Global Bond Fund through its Templeton Global Bond Managers division ("Global Bond Managers"). Franklin Advisers, Inc ("Advisers") manages Global Government Fund. Under an agreement with Advisers, Investment Counsel, through Global Bond Managers is the sub-advisor to Global Government Fund, providing Advisers with investment management advice and assistance. Global Bond Fund has investment goals and investment policies that are similar to from those of Global Government Fund, and both Funds are managed by the same team of portfolio managers. Global Bond Fund is a larger fund that may be better able to obtain cost savings for shareholders.

    Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

       o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

       o Sign and return your card promptly.

       o You may also vote by telephone or over the Internet.

       o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                   Sincerely,



                                   Edward B. Jamieson
                                    President



                        This page intentionally left blank.



                       FRANKLIN INVESTORS SECURITIES TRUST
                                  ON BEHALF OF
                     FRANKLIN GLOBAL GOVERNMENT INCOME FUND
                          777 MARINERS ISLAND BOULEVARD
                        SAN MATEO, CALIFORNIA 94404-7777

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                           TO BE HELD ON JULY 19, 2001

To the Shareholders of Franklin Global Government Income Fund:

    NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of Franklin Global Government Income Fund ("Global Government Fund") will be held at 920 Park Place, San Mateo, CA 94403-1907 on July 19, 2001 at 3:00 p.m. Pacific time. The Meeting is being called for the following purpose:

    To approve or disapprove a separate Agreement and Plan of Reorganization between Franklin Investors Securities Trust ("Investors Trust") on behalf of Global Government Fund and Templeton Income Trust ("Income Trust") on behalf of Templeton Global Bond Fund ("Global Bond Fund") that provides for (i) the acquisition of substantially all of the assets of Global Government Fund by Global Bond Fund in exchange for shares of Global Bond Fund, (ii) the distribution of such shares to the shareholders of Global Government Fund and
(iii) the complete liquidation and dissolution of Global Government Fund. Class A shareholders of Global Government Fund will receive Class A shares of Global Bond Fund, Class C shareholders of Global Government Fund will receive Class C shares of Global Bond Fund and Advisor Class shareholders of Global Government Fund will receive Advisor Class shares of Global Bond Fund.

    The Agreement and Plan of Reorganization in the attached Prospectus/Proxy Statement describes the transaction more completely. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

    Shareholders of record as of the close of business on May 18, 2001 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.


                                   By Order of the Board of Trustees,



                                   Murray L. Simpson
                                    Secretary
San Mateo, California
June [ ], 2001

THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED.

                         PROSPECTUS AND PROXY STATEMENT

    When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                       PAGE

COVER PAGE                                                             Cover

SUMMARY
    What proposal am I voting on?
    How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
    How do the investment goals and policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transaction?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of The Transaction?
    What should I know about the shares of Global
    Bond Fund?
    What are the capitalizations of the Funds and what might the capitalization be after the
     Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
    Are there any significant differences between the investment goals and strategies of the Funds?
    How do the fundamental investment restrictions of the Funds differ?
    What are the risk factors associated with investments in the Funds?

    TABLE OF CONTENTS (CONTINUED)
                                                                       PAGE
VOTING INFORMATION
    How many votes are necessary to approve the Plan?
    How do I ensure my vote is accurately recorded?
    Can I revoke my proxy?
    What other matters will be voted upon at the Meeting?
    Who is entitled to vote?
    What other solicitations will be made?
    Are there dissenters' rights?

INFORMATION ABOUT GLOBAL BOND FUND

INFORMATION ABOUT GLOBAL GOVERNMENT FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT


EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BY
FRANKLIN INVESTORS SECURITIES TRUST ON BEHALF OF FRANKLIN
GLOBAL GOVERNMENT INCOME FUND AND TEMPLETON INCOME TRUST
ON BEHALF OF TEMPLETON GLOBAL BOND FUND                                    A-1

EXHIBIT B - PROSPECTUS OF TEMPLETON GLOBAL BOND FUND -
CLASS A & C DATED JANUARY 1, 2001 (ENCLOSED)

EXHIBIT C - PROSPECTUS OF TEMPLETON GLOBAL BOND FUND -
ADVISOR CLASS DATED JANUARY 1, 2001 (ENCLOSED)

EXHIBIT D - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON
GLOBAL BOND FUND DATED AUGUST 31, 2000 (ENCLOSED)



                        This page intentionally left blank.



                         PROSPECTUS AND PROXY STATEMENT
                              DATED JUNE [ ], 2001
                          ACQUISITION OF THE ASSETS OF
                     FRANKLIN GLOBAL GOVERNMENT INCOME FUND
                (A SERIES OF FRANKLIN INVESTORS SECURITIES TRUST)

                          777 MARINERS ISLAND BOULEVARD
                        SAN MATEO, CALIFORNIA 94404-7777
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                           TEMPLETON GLOBAL BOND FUND
                      (A SERIES OF TEMPLETON INCOME TRUST)

                           500 EAST BROWARD BOULEVARD
                       FORT LAUDERDALE, FLORIDA 33394-3091
                                 (954) 527-7500

    This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin Global Government Income Fund ("Global Government Fund", or the "Fund"), which is a series of the Franklin Investors Securities Trust ("Investors Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Global Government Fund vote to approve the Plan, substantially all of the assets of Global Government Fund will be acquired by, and in exchange for, shares of Templeton Global Bond Fund ("Global Bond Fund"), a series of Templeton Income Trust ("Income Trust").

    The Meeting will be held at 920 Park Place, San Mateo, CA 94403-1907-7777 on July 19, 2001 at 3:00 p.m. Pacific time. The Board of Trustees of the Investors Trust on behalf of Global Government Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about June [ ], 2001.

    If Global Government Fund shareholders vote to approve the Plan, you will receive shares of Global Bond Fund equal in value to your investment in Global Government Fund. Global Government Fund will then be liquidated and dissolved.

    The investment goals of Global Government Fund and Global Bond Fund are similar, but not identical. Global Bond Fund's investment goal is current income with capital appreciation and growth of income. Global Government Fund's investment goal is to provide high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

    Although both Global Government Fund and Global Bond Fund invest at least 65% of their total assets in securities of at least three different countries (one of which may be the United States), there are differences in the strategies pursued by Global Government Fund and Global Bond Fund.

    Whereas Global Government Fund generally invests at least 65% of its total assets in government securities, Global Bond Fund focuses on investing primarily in debt securities of companies, governments and government agencies located anywhere in the world. Global Bond Fund also has greater flexibility to invest in equity securities and issuers in emerging markets.

    This Prospectus/Proxy Statement gives the information about the proposed reorganization, and Global Bond Fund, that you should know before investing. You should retain it for future reference. Additional information about Global Bond Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

  o The Prospectus of Global Bond Fund - Class A & C dated January 1, 2001 (the "Global Bond Fund Class A & C Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

  o The Prospectus of Global Bond Fund - Advisor Class dated January 1, 2001 (the "Global Bond Fund Advisor Class Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

  o The Annual Report to Shareholders of Global Bond Fund dated August 31, 2000, which contains financial and performance information for Global Bond Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

  o A Statement of Additional Information dated June [ ], 2001 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

    You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Global Bond Fund at P.O. Box 33030, St. Petersburg, FL, 33733-8030 or Investors Trust at P.O. Box 997151, Sacramento, CA 95899-9983.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                     SUMMARY

    This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Global Bond Fund Class A & C Prospectus (enclosed as Exhibit B), the Global Bond Fund Advisor Class Prospectus (enclosed as Exhibit C) and the Annual Report to Shareholders of Global Bond Fund (enclosed as Exhibit D).

WHAT PROPOSAL AM I VOTING ON?

    At a meeting held on March 20, 2001, the Board of Trustees of Investors Trust on behalf of Global Government Fund approved the Plan and determined to recommend that shareholders of Global Government Fund vote to approve the Plan. If shareholders of Global Government Fund vote to approve the Plan, it will result in the transfer of substantially all of Global Government Fund's assets to Global Bond Fund, in exchange for shares Global Bond Fund of equal value. The shares of Global Bond Fund will then be distributed to Global Government Fund shareholders and Global Government Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Global Government Fund and will become a shareholder of Global Bond Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

    This means that your shares of Global Government Fund will be exchanged for shares of Global Bond Fund of equal value.

    Investment Counsel, through its Global Bond Managers division, manages Global Bond Fund. It has an investment goal and policies that are similar, but not identical, to those of Global Government Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of Investors Trust, on behalf of Global Government Fund, has determined that the Transaction is in the best interests of the shareholders of Global Government Fund. The Board of Trustees of both Investors Trust and Income Trust also concluded that no dilution in value would result to the shareholders of Global Government Fund or Global Bond Fund as a result of the Transaction.

                   THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares at the close of business on May 18, 2001 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of Global Government Fund outstanding and entitled to vote must be voted in favor of the Plan.

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

    Global Government Fund and Global Bond Fund are each managed by the same team of portfolio managers and focus on global fixed-income investments.

    The investment goal of Global Bond Fund is current income with capital appreciation and growth of income. Global Government Fund's investment goal is to provide high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Although each Fund focuses on global fixed-income investments, there are differences in the strategies pursued by Global Government Fund and Global Bond Fund.

    Global Government Fund and Global Bond Fund differ primarily in the investment strategies they employ to achieve their respective goals. While Global Government Fund normally invests at least 65% of its assets in securities of governments located anywhere in the world, Global Bond Fund usually invests in the debt securities of companies, governments and government agencies located anywhere in the world. Global Government Fund selects investments to provide a favorable combination of yield, capital appreciation and/or currency appreciation. Global Bond Fund allocates its assets based upon Global Bond Managers' assessment of changing market, political and economic conditions.

    For more information about the investment goals and policies of Global Government Fund and Global Bond Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

    Investments in Global Bond Fund and Global Government Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in foreign fixed income securities and being non-diversified funds.

    The risks associated with an investment in each Fund are similar and include foreign securities, interest rate, income, credit and non-diversification risks. Global Government Fund may invest a greater percentage of its assets in lower-rated debt obligations. However, Global Bond Fund's ability to invest all of its assets in emerging markets may increase certain relative risks associated with investments in these Funds.

    For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

    The management of the business and affairs of a Fund is the responsibility of the Board of Trustees of Investors Trust (in the case of Global Government
Fund) and the Board of Trustees of Income Trust (in the case of Global Bond
Fund). Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Income Trust was organized as a Massachusetts business trust on June 16, 1986 and is registered with the SEC. Investors Trust was organized as a Massachusetts business trust on December 22, 1986 and also is registered with the SEC.

    Advisers is the investment manager of Global Government Fund. Under an agreement with Advisers, Investment Counsel, through Global Bond Managers, is the sub-advisor and manages the assets and makes the investment decisions for Global Government Fund. Investment Counsel manages the assets and makes the investment decisions for Global Bond Fund. Advisers is a wholly owned subsidiary of Resources and Investment Counsel is an indirect, wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers, Investment Counsel and their respective affiliates serve as investment manager or administrator to 52 registered investment companies, with approximately 156 U.S.-based funds or series. They have over $269 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

    A team from Global Bond Managers is responsible for the day-to-day management of Global Bond Fund's portfolio.

    Global Bond Fund has a management agreement with Investment Counsel under which Investment Counsel is to receive a management fee equal to an annual rate of 0.50 of 1% of the value of its net assets up to and including $200 million;
0.45 of 1% of the value of its net assets over $200 million up to and including $1.3 billion; and 0.40 of 1% of the value of its net assets over $1.3 billion. Global Bond Fund has a separate fund administration fee equal to an annual rate of 0.15 of 1% of the value of its average daily net assets up to and including $200 million; 0.135 of 1% of the value of its average daily net assets over $200 million up to and including $700 million; 0.10 of 1% of the value of its average daily net assets over $700 million to and including $1.2 billion; and 0.075 of 1% of the value of its average daily net assets over $1.2 billion. Global Bond Fund pays the separate administration fee to FT Services. Each class of Global Bond Fund pays its proportionate share of the management and fund administration fees. Global Government Fund has a management agreement with Advisers under which Advisers is to receive a management fee equal to an annual rate of 0.625 of 1% of the value of its net assets up to and including $100 million; 0.50 of 1% of the value of its net assets over $100 million up to and including $250 million; and 0.45 of 1% of the value of its net assets over $250 million. Each class of Global Government Fund pays its proportionate share of the management fee.

     WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?


                                  FEE TABLE FOR
                  GLOBAL GOVERNMENT FUND AND GLOBAL BOND FUND

                                                              ACTUAL+                     PROJECTED++
                                                 -------------------------------------------------------------
                                                                                          GLOBAL BOND
                                                 GLOBAL GOVERNMENT    GLOBAL BOND             FUND
                                                        FUND            FUND                 CLASS A
                                                      CLASS A          CLASS A         AFTER TRANSACTION
                                                 -------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
   Maximum Sales Charge
   (as a percentage of Offering Price)               4.25%               4.25%                4.25%
       Paid at time of purchase/1                    4.25%               4.25%                4.25%
       Paid at time of redemption/2                  None                None                 None
   Exchange Fee (per transaction)                    None                None                 None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
       Management Fees                               0.60%               0.50%                0.49%
       Distribution and service (12b-1) Fees         0.13%               0.25%                0.25%
       Other Expenses                                0.32%               0.48%                0.47%
                                                 -------------------------------------------------------------
       Total Annual Fund Operating Expenses          1.05%               1.23%                1.21%
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------


                                                              ACTUAL+                     PROJECTED++
                                                 -------------------------------------------------------------
                                                                                          GLOBAL BOND
                                                 GLOBAL GOVERNMENT    GLOBAL BOND             FUND
                                                        FUND            FUND                 CLASS A
                                                      CLASS C          CLASS C         AFTER TRANSACTION
                                                 --------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
   Maximum Sales Charge
   (as a percentage of Offering Price)               1.99%               1.99%                1.99%
       Paid at time of purchase                      1.00%               1.00%                1.00%
       Paid at time of redemption/3                  0.99%               0.99%                0.99%
   Exchange Fee (per transaction)                    None                None                 None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
   Management Fees                                   0.60%               0.50%                0.49%
   Distribution and service (12b-1) Fees             0.64%               0.64%                0.65%
   Other Expenses                                    0.32%               0.48%                0.47%
                                                 -------------------------------------------------------------
   Total Annual Fund Operating Expenses              1.56%               1.62%                1.61%
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

+Information for Global Government Fund is provided for the 12 month period ended August 31, 2000. Information for Global
  Bond Fund is provided for the fiscal year ended August 31, 2000.
++Projected expenses based on current and anticipated Global Bond Fund expenses.
*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is no front-end sales charge if you invest $1 million or more in Class A shares of Global Bond Fund or
   Global Government Fund.
2. A Contingent Deferred Sales Charge ("CDSC") of 1% may apply to Class A purchases of $1 million or more with respect to each of the Funds if you sell the shares within one year . See "Your Account - Contingent Deferred Sales Charge" in the
   Global Bond Fund Prospectus for details.
3. This is equivalent to a charge of 1% based on the net asset value.


   Fee Table (continued)
                                                              ACTUAL+                       PROJECTED++
                                                 -------------------------------------------------------------
                                                                                          GLOBAL BOND
                                                 GLOBAL GOVERNMENT    GLOBAL BOND             FUND
                                                        FUND            FUND                 CLASS A
                                                   ADVISOR CLASS      ADVISOR CLASS       AFTER TRANSACTION
                                                 -------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
   Maximum Sales Charge
   (as a percentage of Offering Price)               None                None                 None
       Paid at time of purchase                      None                None                 None
       Paid at time of redemption                    None                None                 None
       Exchange Fee (per transaction)                None                None                 None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
   Management Fees                                   0.60%               0.50%                0.49%
   Distribution and service (12b-1) Fees             None                None                 None
   Other Expenses                                    0.32%               0.48%                0.47%
   Total Annual Fund Operating Expenses              0.92%               0.98%                0.96%
                                                 -------------------------------------------------------------

+Information for Global Government Fund is provided for the 12 month period ended August 31, 2000. Information for
 Global Bond Fund is provided for the fiscal year ended August 31, 2000.
++Projected expenses based on current and anticipated Global Bond Fund expenses.
*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.



EXAMPLE

    Assumes the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in one of the Funds.


CLASS A                                               1 YEAR*            3 YEARS           5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Global Government Fund                                 $528                $745             $980            $1,653
Global Bond Fund                                       $545                $799           $1,072            $1,850
Projected Global Bond Fund (after Transaction)         $543                $793           $1,062            $1,829

*Assumes a CDSC will not apply.


CLASS C                                               1 YEAR**           3 YEARS           5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Global Government Fund                                 $356                $588             $941            $1,938
Global Bond Fund                                       $362                $606             $972            $2,003
Projected Global Bond Fund (after Transaction)         $361                $603             $967            $1,992

**For the same Class C investment, you would pay projected expenses of $257 for Global Government Fund, $263 for Global Bond Fund,
  and $262 for Global Bond Fund after the Transaction if you did not sell your shares at the end of the first year. The expenses for the remaining periods would be the same.


ADVISOR CLASS                                         1 YEAR             3 YEARS           5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Global Government Fund                                  $94                $293             $509            $1,131
Global Bond Fund                                       $100                $312             $542            $1,201
Projected Global Bond Fund (after Transaction)          $98                $306             $531            $1,178

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR
LESS THAN THOSE SHOWN. Each Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.



WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

    The Global Bond Fund Class A & C Prospectus and Global Bond Fund Advisor Class Prospectus (enclosed as Exhibits B and C) as well as the current Annual Report to Shareholders (enclosed as Exhibit D) contain additional financial information about Global Bond Fund. The Annual Report to Shareholders of Global Bond Fund also has discussions of Global Bond Fund's performance during the fiscal year ended August 31, 2000.

    The Investors Trust Class A & C Prospectus and Investors Trust Advisor Class Prospectus, as well as the Annual Report to Shareholders for Investors Trust, contain more financial information about Global Government Fund. These documents are available free of charge upon request (see the section "Information About Global Government Fund").

     Then financial highlights has been audited by PricewaterhouseCoopers LLP for each of the periods in the five years ended August 31, 2000.



                                                            Financial Highlights
                                                         TEMPLETON GLOBAL BOND FUND
                                 SIX MONTHS
                                    ENDED
                                 FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                    2001             ----------------------------------------------------------------------------
CLASS A                        (UNAUDITED)             2000            1999           1998          1997            1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE/1
(for a share outstanding
throughout the period)
Net asset value, beginning
of period                       $ 8.05                $ 8.81          $ 9.49          $9.82         $9.76           $9.32
                              ---------------------------------------------------------------------------------------------------
 Income from investment
operations:
  Net investment income            .28                   .65             .58            .60           .63             .69
  Net realized and                 .10                  (.80)           (.66)          (.32)          .03             .35
unrealized gains (losses)     ---------------------------------------------------------------------------------------------------
Total from investment              .38                  (.15)           (.08)           .28           .66             1.04
operations                    ---------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.30)                  (.60)           (.55)          (.55)         (.60)            (.58)
  Net realized gains                --                  (.01)           (.05)          (.06)            --              --
  Tax return of capital             --                    --              --             --             --            (.02)
                              ---------------------------------------------------------------------------------------------------
Total distributions              (.30)                  (.61)           (.60)          (.61)         (.60)            (.60)
                              ---------------------------------------------------------------------------------------------------
Net asset value, end of        $ 8.13                 $ 8.05          $ 8.81          $9.49         $ 9.82           $9.76
period                        ---------------------------------------------------------------------------------------------------

Total return/2                   4.90%                 (1.80)%         (1.02)%         2.82%          6.87%          11.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's)                       $107,791              $114,247          146,753       $189,898       $198,131        $185,596
Ratios to average net assets:
  Expenses                      1.32%/3                1.23%            1.22%          1.17%          1.15%           1.13%
  Net investment income         7.04%/3                7.19%            6.20%          6.12%          6.41%           7.09%
Portfolio turnover rate        71.45%                179.84%           74.60%         75.95%        166.69          109.40%


1. Based on average weighted shares outstanding effective year ended August 31, 1999.
2. Total return does not include sales commissions and is not annualized.
3. Annualized.

Financial Highlights (continued)

                              SIX MONTHS
                                ENDED
                              FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                2001         ------------------------------------------------------------------------------------
CLASS C                      (UNAUDITED)      2000                1999                1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE/1
(for a share outstanding
throughout the period)
Net asset value, beginning of  $ 8.05        $ 8.82              $ 9.50               $9.83            $9.77            $9.31
period                        ---------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income/a         .26           .58                .54                  .56              .57              .61
  Net realized and unrealized     .11          (.78)              (.66)                 .32              .05              .41
  gains (losses)                ---------------------------------------------------------------------------------------------------
Total from investment             .37          (.20)              (.12)                 .24              .62             1.02
operations                    ---------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.28)          (.56)              (.51)                (.51)            (.56)            (.54)
  Net realized gains               --          (.01)              (.05)                (.06)              --               --
  Tax return of capital            --             --                 --                   --              --             (.02)
                              ---------------------------------------------------------------------------------------------------
Total distributions             (.28)          (.57)              (.56)                (.57)            (.56)            (.56)
                              ---------------------------------------------------------------------------------------------------
Net asset value, end of       $ 8.14         $ 8.05             $ 8.82                $9.50            $9.83            $9.77
period                        ---------------------------------------------------------------------------------------------------

Total return/2                  4.81%         (2.34)%            (1.41)%               2.46%            6.44%            11.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's)                       $11,142         11,966             17,386              $20,40           $16,62             $6,563
Ratios to average net assets:
  Expenses                      1.71%/3        1.62%              1.62%                1.56%            1.54%             1.56%
  Net investment income         6.65% 3        6.78%              5.80%                5.73%            5.96%             6.69%
Portfolio turnover rate        71.45%        179.84%             74.60%               75.95%          166.69%           109.40%


1. Based on average weighted shares outstanding effective year ended August 31, 1999.
2. Total return does not include sales commissions or the contingent deferred sales charge and is not annualized.
3. Annualized.



Financial Highlights (continued)



                               SIX MONTHS
                                 ENDED
                               FEBRUARY 28,         YEAR ENDED AUGUST 31,
                                  2001      --------------------------------------------------------------------------------------
ADVISOR CLASS                 (UNAUDITED)       2000             1999               1998           1997/1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE/2
(for a share outstanding
throughout the period)
Net asset value, beginning of       $8.04       $8.81            $9.49               $9.82 $       10.16
period
                                   -----------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income/a             .29         .63              .61                 .62           .42
  Net realized and unrealized         .10        (.77)            (.67)               (.32)         (.34)
gains (losses)                     -----------------------------------------------------------------------------------------------
Total from investment                 .39        (.14)            (.06)                .30           .08
operations
                                   -----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.31)       (.62)            (.57)               (.57)         (.42)
  Net realized gains                   --        (.01)            (.05)               (.06)           --
                                   -----------------------------------------------------------------------------------------------
Total distributions                  (.31)       (.63)            (.62)               (.63)         (.42)
                                   -----------------------------------------------------------------------------------------------
Net asset value, end of             $8.12       $8.04            $8.81               $9.49         $9.82
period                             -----------------------------------------------------------------------------------------------

Total return/3                       5.04%      (1.65)%          (.77)%               3.08%          .80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period          $  159       $ 413           $1,261              $11,330       $12,742
(000's)
Ratios to average net assets:
  Expenses                           1.07%/4     .98%             .97%                 .91%          .88%/4
  Net investment income              7.34%/4    7.28%            6.42%                6.38%         6.76%/4
 Portfolio turnover rate            71.45%    179.84%           74.60%               75.95%       166.69%





1. For the period January 1, 1997 (effective date) to August 31, 1997.
2. Based on average weighted shares outstanding effective year ended August 31, 1999.
3. Total return is not annualized.
4. Annualized.


WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

    CUSTODY SERVICES. The Chase Manhattan Bank, MetroTech Center, Brooklyn, NY ---------------- 11245, acts as the custodian of the securities and other assets of Global Bond Fund. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of Global Government Fund.

The Funds use the same service providers for the following services:

    TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of ------------------------ Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for Global Government Fund and Global Bond Fund.

    ADMINISTRATIVE SERVICES.FT Services, a wholly owned subsidiary of ----------------------- Resources, provides certain administrative facilities and services to Global Bond Fund and Global Government Fund under the same terms and conditions.

    DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the ---------------------- continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

    DISTRIBUTION AND SERVICE (12B-1) FEES. Each Fund's Class A and Class C -------------------------------- shares have distribution or "Rule 12b-1"
plans. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

    Global Bond Fund under its Class A plan may pay up to 0.25% per year of Class A's average daily net assets while payments by Global Government Fund under its Class A plan are limited to 0.15% per year of Class A's average daily net assets.

    Under its Class C plan, each Fund may pay up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be used for service fees.

    For more information regarding Global Bond Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated January 1, 2001.

    Advisor Class shares of Global Government Fund and Global Bond Fund do not have Rule 12b-1 plans.

    PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on -------------------------- purchases of Class A shares of Global Government
Fund and Global Bond Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. The maximum front-end sales charge imposed on purchases of Class C shares of Global Government Fund and Global Bond Fund is 1.00%. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50. Advisor Class shares of Global Government and Global Bond Funds do not impose sales charges, but restrict purchases to certain qualified investors.

    You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of each Fund may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of each Fund which were purchased in amounts of $1,000,000 or more generally are subject to a 1% CDSC on shares you sell within 12 months of purchase. Also, a 1% CDSC will apply if you sell your Class C shares within 18 months of purchase. Shares acquired by Global Government Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Global Government Fund shares were subject to a CDSC.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Global Bond Fund and Global Government Fund are outlined in the Global Bond Fund Class A & C Prospectus and Global Bond Fund Advisor Class Prospectus, and Investors Trust Class A & C Prospectus and Investors Trust Advisor Class Prospectus, respectively, under the heading "Your Account." The accompanying Global Bond Fund Prospectuses also list phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

    DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to pay an income dividend --------------------------- monthly from its net investment income. Capital gains for Global Government Fund and Global Bond Fund, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. Neither Global Government Fund nor Global Bond Fund pays "interest" or guarantees any amount of dividends or return on an investment in its shares.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Global Bond Fund, see the attached Global Bond Fund Prospectuses under the heading "Distributions and Taxes." For more information about the tax implications of investments in Global Government Fund, see the Investors Trust Class A &C Prospectus and the Investors Trust Advisor Class Prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

    The Board of Trustees of Investors Trust on behalf of Global Government Fund has recommended the acquisition of substantially all of the assets of Global Government Fund by Global Bond Fund in exchange for shares of Global Bond Fund and the distribution of such shares to the shareholders of Global Government Fund in complete liquidation and dissolution of Global Government Fund (the "Transaction") in order to combine Global Government Fund with a larger fund that has similar goals and investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Transaction.

    At the meeting held on March 20, 2001, the Board of Trustees of Investors Trust reviewed the potential benefits and costs of the Transaction to shareholders of Global Government Fund; the expense ratios of Global Bond Fund and Global Government Fund; the comparative investment performance of Global Bond Fund and Global Government Fund; the compatibility of the investment goals, policies, restrictions and investments of Global Government Fund with those of Global Bond Fund; and the tax consequences of the Transaction. During the course of its deliberations, the Board of Trustees of Investors Trust noted that the expenses of the Transaction will be shared one-quarter by Global Government Fund, one-quarter by Global Bond Fund, one-quarter by Advisers, and one-quarter by Investment Counsel.

    The Board of Trustees of Investors Trust, including a majority of the trustees who are not interested persons of Global Government Fund, concluded that the Transaction is in the best interests of the shareholders of Global Government Fund and that no dilution of value would result to the shareholders of Global Government Fund from the Transaction. It approved the Plan on April 17, 2001 and recommended that shareholders of Global Government Fund vote to approve the Transaction.

    The Board of Trustees of Income Trust concluded that the Transaction is in the best interests of the shareholders of Global Bond Fund and that no dilution of value would result to the shareholders of Global Bond Fund from the Transaction.

    FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

    INFORMATION ABOUT THE TRANSACTION

    This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

    If the shareholders of Global Government Fund approve the Plan, the Transaction will take place after various conditions are satisfied by Investors Trust, on behalf of Global Government Fund, and by Income Trust, on behalf of Global Bond Fund, including the preparation of certain documents. Investors Trust and Income Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Global Government Fund do not approve the Plan, the Transaction will not take place.

    Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Global Government Fund approve the Plan at the Meeting, shares of Global Government Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

    If the shareholders of Global Government Fund approve the Plan, Global Government Fund will deliver to Global Bond Fund substantially all of its assets on the closing date, which is scheduled for August 2, 2001 or such other later date as the Global Trust and Income Trust may agree. In exchange, shareholders of Global Government will receive shares of Global Bond Fund that have a value equal to the dollar value of the assets delivered to Global Bond Fund. The stock transfer books of Global Government Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. Global Government Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Global Bond Fund.

    To the extent permitted by law, Investors Trust and Income Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon any Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of Global Government Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

    The expenses resulting from the Transaction, including the cost of the proxy solicitation, will be paid one-quarter by Global Government Fund, one-quarter by Global Bond Fund, and one-quarter by Advisers, the investment manager for Global Government Fund, and one-quarter by Investment Counsel, the investment manager for Global Bond Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

    The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Investors Trust, on behalf of Global Government Fund, and Income Trust, on behalf of Global Bond Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Funds, that shareholders of Global Government Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Global Government Fund for shares of Global Bond Fund and that neither Global Bond Fund nor its shareholders will recognize any gain or loss upon Global Bond Fund's receipt of the assets of Global Government Fund.

    After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF GLOBAL BOND FUND?

    Shares of Global Bond Fund will be distributed to shareholders of the corresponding class of Global Government Fund and generally will have the same legal characteristics as the shares of Global Government Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Global Bond Fund is a series of Income Trust and Global Government Fund is a series of Investors Trust. Each Trust is organized as a Massachusetts business trust. As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations, but the Declaration of Trust for Income Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of Global Bond Fund. Former shareholders of Global Government Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Global Bond Fund until Global Government Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

    The following table sets forth, as of April 16, 2001, the capitalization of Global Government Fund and Global Bond Fund. The table also shows the projected capitalization of Global Bond Fund as adjusted to give effect to the proposed Transaction. The capitalization of Global Bond Fund and its classes is likely to be different when the Transaction is consummated.



                                                                  GLOBAL BOND
                              GLOBAL             GLOBAL        FUND - PROJECTED
                            GOVERNMENT          BOND FUND          AFTER
                              FUND            (UNAUDITED)        TRANSACTION
                           (UNAUDITED)                          (UNAUDITED)
--------------------------------------------------------------------------------
Net assets (all classes)       $74,046         $114,704          $188,750
(thousands)
Total shares outstanding    10,587,288       14,537,820        23,920,443
(all classes)
Class A net assets             $69,844         $104,429          $174,273
(thousands)
Class A shares outstanding   9,987,265       13,236,905        22,087,833

Class A net asset value          $6.99            $7.89             $7.89
per share
Class C net assets              $4,112          $10,119           $14,231
(thousands)
Class C shares outstanding     587,115        1,281,176         1,801,392
Class C net asset value          $7.00            $7.90             $7.90
per share
Advisor Class net assets           $90             $156              $246
(thousands)
Advisor Class shares            12,908           19,739            31,218
outstanding
Advisor Class net asset          $7.00            $7.88             $7.88
value per share

                  COMPARISON OF INVESTMENT GOALS AND POLICIES

    This section describes the key differences between the investment policies of Global Government Fund and Global Bond Fund, and certain noteworthy differences between the investment goals and policies of these Funds. For a complete description of Global Bond Fund's investment policies and risks, you should read the Global Bond Fund Prospectuses, which are attached to this Prospectus/Proxy Statement as Exhibits B and C.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

    The investment goal of Global Bond Fund is current income with capital appreciation and growth of income. Global Government Fund's investment goal is to provide high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Although each of these Funds focuses on global fixed-income investments, there are differences in the strategies pursued by Global Government Fund and Global Bond Fund.

    Global Bond Fund seeks to achieve its investment goal by investing primarily in debt securities of companies, governments and government agencies located anywhere in the world. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers located in at least three countries, one of which may be the U.S. Up to 100% of Global Bond Fund's net assets may be invested in securities of less developed and developing countries. While Global Bond Fund may buy securities rated in any category, it focuses on "investment grade" debt securities. Global Bond Fund may invest up to 25% of its total assets in debt securities that are rated below investment grade. Global Bond Fund may also invest in equity securities and American, European and Global Depositary Receipts.

    Global Government Fund seeks to achieve its investment objective by generally investing at least 65% of its total assets in government securities of at least three different countries, one of which may be the U.S. The Fund normally invests at least 65% of its total assets in fixed-income securities, such as bonds, notes and debentures. Global Government Fund selects investments to provide a high current yield and currency stability, or a combination of yield, capital appreciation, and currency appreciation consistent with its objective. Global Government Fund may invest up to 30% of its net assets in securities of less developed and developing countries. Global Government Fund may invest up to 35% of its total assets in debt securities that are below investment grade. Global Government Fund also may invest up to 35% of its assets in debt securities of supranational entities and in semi-governmental securities, which are securities that are not backed by the full faith and credit and general taxing powers of the government, or that have only its implied backing.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

    Policies or restrictions that are deemed fundamental may not be changed by Global Government Fund or Global Bond Fund without the approval of the lesser of
(i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

    AS DESCRIBED BELOW, THE FUNDS HAVE ADOPTED SEVERAL DIFFERENT RESTRICTIONS AS
    ----------------------------------------------------------------------------
FUNDAMENTAL POLICIES, WHICH MAY NOT BE CHANGED WITHOUT THE APPROVAL OF A
------------------------------------------------------------------------
MAJORITY VOTE:
--------------

    Global Bond Fund may not invest in real estate or mortgages on real estate (although Global Bond Fund may invest in marketable securities secured by real estate or interests therein). Global Government Fund may not acquire, lease or hold real estate (except such as may be necessary or advisable for the maintenance of its offices).

    Each Fund may borrow up to 30% of the value of its total assets. However, Global Government Fund may not make additional investments where borrowings exceed 5% of its assets. Global Bond Fund is not similarly restricted.

    Global Government Fund may pledge up to 30% of the value of its total assets to secure borrowings for temporary or emergency purposes. Global Bond Fund may pledge up to 15% of the value of its total assets, but may do so to secure all borrowings.

    Global Government Fund may not underwrite the securities of other issuers. Global Bond Fund may not act as underwriter to any securities.

    Both Funds may not purchase or retain securities of any company in which its trustees or officers of the Trust or of its manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company. However, Global Government Fund is further restricted from purchasing from or selling any portfolio securities to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, except that the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission.

    Each Fund may not invest more than 25% of its assets in the securities of issuers in any one industry. However, Global Government Fund may invest in foreign governments without regards to such 25% limitation.

    Global Bond Fund may not buy securities on margin, except that the Fund may make margin deposits in connection with futures, options and currency transactions. Global Government Fund may not buy any securities on margin, except that Global Government Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make margin deposits in connection with futures contracts and options on futures contracts.

    Global Bond Fund may not make short sales of securities. Global Government Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable (without payment of any further consideration) for securities of the same issuer as, and equal in amount to, the securities sold short. Global Government Fund may not commit more than 10% of its net assets (taken at market value) as collateral for such sales at any one time.

    THE FOLLOWING INVESTMENT RESTRICTIONS ARE FUNDAMENTAL INVESTMENT POLICIES
    -------------------------------------------------------------------------
FOR GLOBAL BOND FUND ONLY, BUT GLOBAL GOVERNMENT FUND HAS ADOPTED SIMILAR
-------------------------------------------------------------------------
RESTRICTIONS THAT ARE NOT FUNDAMENTAL INVESTMENT POLICIES AND MAY BE CHANGED
----------------------------------------------------------------------------
WITHOUT SHAREHOLDER APPROVAL:
-----------------------------

    Global Bond Fund may not invest in other open-end investment companies. Global Government Fund presently restricts purchases of shares of all other investment companies.

    Global Bond Fund may not issue senior securities. Global Government Fund presently has the same restriction.

    Global Bond Fund may not invest more than 5% of the value of its total assets in securities of issuers that have been in continuous operation less than three years. Global Government Fund restricts all purchases of securities of issuers that have been in continuous operation less than three years.

    Global Bond Fund may not invest more than 5% of its net assets in warrants whether or not listed on the New York Stock Exchange (NYSE) or American Stock Exchange, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction. Global Government Fund limits its investments in warrants, valued at the lower of cost or market, to 5% of its net assets or to warrants attached to securities.

    THE FOLLOWING INVESTMENT RESTRICTION IS A FUNDAMENTAL INVESTMENT POLICY FOR
    ---------------------------------------------------------------------------
GLOBAL GOVERNMENT FUND ONLY, BUT GLOBAL BOND FUND HAS ADOPTED A SIMILAR
-----------------------------------------------------------------------
RESTRICTION THAT IS NOT A FUNDAMENTAL INVESTMENT POLICY AND MAY BE CHANGED
--------------------------------------------------------------------------
WITHOUT SHAREHOLDER APPROVAL:
-----------------------------

    Global Government Fund may lend certain of its portfolio securities. The aggregate of such loans may not exceed 30% of the value of Global Government Fund's assets. Global Bond Fund may lend its portfolio securities, provided that the aggregate value of such loans does not exceed33% of the value of the Fund's assets.

    THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS APPLY ONLY TO THE GLOBAL
    --------------------------------------------------------------------------
BOND FUND:
----------

    Global Bond Fund may not invest more than 15% of its total assets in securities of foreign companies that are not listed on a recognized U.S. or foreign securities exchange, including no more than 5% of its total assets in restricted securities and no more than 10% of its total assets in restricted securities and other securities that are not restricted but which are not readily marketable.

    Global Bond Fund may not buy or sell commodity contracts, except for futures contracts.

    Global Bond Fund may not participate in joint trading accounts.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

    Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

    INTEREST RATE RISK. When interest rates rise, the price of debt securities
    -------------------
may fall. The opposite is also true: the price of these securities may rise when interest rates fall. In general, instruments with longer maturities are more sensitive to these price changes. Increased interest rates in the U.S.
or abroad can also affect the economies of the countries in which each Fund invests.

    FOREIGN SECURITIES RISK. Investing in foreign securities, including
    ------------------------
securities of foreign governments, typically involve more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Funds and affect their share prices.

    POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

    TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, bond markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transaction and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

    AVAILABILITY OF INFORMATION. Global Bond Fund may invest in securities issued by foreign companies to a greater extent than Global Government Fund. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

    LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices.

    EMERGING MARKETS. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

    Global Bond Fund may be more susceptible to the risks of investing in emerging markets since it is permitted to invest up to 100% of its assets in these markets.

    CURRENCY EXCHANGE RATE RISK. Foreign securities may be issued and traded in ---------------------------- foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less in U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

    EURO. Global Government Fund and Global Bond Fund may have significant investments in euro-denominated securities. The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance. In the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time.

    INCOME RISK. Since each Fund can only distribute what it earns, a Fund's ------------- distributions to shareholders may decline when interest rates fall.

    CREDIT RISK. An issuer of debt securities may be unable to make interest ------------ payments and repay principal. Changes in an issuer's financial strength or in an instrument's credit rating may affect an instrument's value and, thus, affect Fund performance.

    LOWER-RATED SECURITIES. Global Bond Fund may invest up to 25% of its assets in debt securities rated below investment grade, sometimes called "junk bonds." Global Government Fund may invest up to 35% of its assets in these securities. Junk bonds generally have more credit risk than higher-rated securities.

    Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

    The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

    High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

    DIVERSIFICATION RISK. Each Fund is a non-diversified fund. It may invest a ---------------------- greater portion of its assets in the securities of one issuer than a diversified Each Fund is a non-diversified fund. It may invest a fund. As a result, each Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. Each Fund, however, intends to meet certain tax diversification requirements.

    DERIVATIVE SECURITIES RISK. Forward currency contracts are considered --------------------------- derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. To the extent Global Government Fund enters into these contracts, their success will depend on the manager's ability to predict market movements.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

    The affirmative vote of a majority of the total number of shares of Global Government Fund outstanding and entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Global Government Fund held at the close of business on May 18, 2001 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

    Under relevant state law and Investors Trust's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

    You can vote in any one of four ways:

       o By mail, with the enclosed proxy card.

       o In person at the Meeting

       o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

    A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

    You may revoke your proxy at any time before it is voted by sending a written notice to Investors Trust expressly revoking your proxy, by signing and forwarding to Investors Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

    The Board of Trustees of Investors Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

    Shareholders of record of Global Government Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of Global Government Fund-Class A, [ ] outstanding shares of Global Government Fund-Class C and [ ] outstanding shares of Global Government Fund-Advisor Class, respectively.

WHAT OTHER SOLICITATIONS WILL BE MADE?

    Global Government Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Investors Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Investors Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Investors Trust on behalf of Global Government Fund has engaged Georgeson Shareholder Communications Inc. to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses ranging between $12,631 and $17,319. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Global Government Fund, one-quarter by Global Bond Fund, one-quarter by Advisers, and one-quarter by Investment Counsel.

ARE THERE DISSENTERS' RIGHTS?

    Shareholders of Global Government Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Global Bond Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                       INFORMATION ABOUT GLOBAL BOND FUND

    Information about Global Bond Fund is included in the Global Bond Fund Class A & C Prospectus and Advisor Class Prospectus, which are attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Global Bond Fund is included in its Class A & C and Advisor Class SAIs dated January 1, 2001, which are incorporated into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. The Global Bond Fund's Annual Report to Shareholders for the fiscal year ended August 30, 2000, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of either SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Global Bond Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

    Global Bond Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                   INFORMATION ABOUT GLOBAL GOVERNMENT FUND

    Information about Global Government Fund is included in the current Investors Trust Class A & C and Investors Trust Advisor Class Prospectuses, as well as the Investors Trust Class A & C and Investors Trust Advisor Class SAIs dated March 1, 2001, and in Investors Trust's Annual Report to Shareholders dated October 31, 2000. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Global Government Fund by calling 1-800/DIAL BEN(R) or by writing to Investors Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by Global Government Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

    As of the Record Date, the officers and trustees of Investors Trust, as a group, owned less than 1% of the outstanding voting shares of Global Government Fund. In addition, as of the Record Date, the officers and trustees of Income Trust, as a group, owned less than 1% of the outstanding voting shares of Global Bond Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Global Bond Fund or Global Government Fund.

                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the investment manager for Global Government Fund

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that will apply if you sell your Class C shares within 18 months of purchase, and a similar charge may apply if you sell your Class A shares within 12 months of purchase

DISTRIBUTORS - Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the principal underwriter for the Funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for Global Government Fund and Global Bond Fund

INVESTMENT COUNSEL - Templeton Investment Counsel, LLC, 500 Broward Blvd., Fort Lauderdale, FL 33394, the investment manager for Global Bond Fund

INVESTOR SERVICES - Franklin/Templeton Investor Services, LLC, 777 Mariners Island Blvd., San Mateo, CA 94404, the shareholder servicing and transfer agent to Global Government Fund and Global Bond Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 4.25% for Class A shares of Global Bond Fund and 4.25% for Class A shares of Global Government Fund. The maximum front-end sales charge is 1.99% for Class C shares of Global Bond Fund and 1.99% for Class C shares of Global Government Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States


                    EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
Exhibit
-------------------------------------------------------------------------------

   A Agreement and Plan of Reorganization by Franklin Investors Securities Trust on behalf of Franklin Global Government Income Fund and Templeton Income Trust on behalf of Templeton Global Bond Fund

   B Prospectus of Templeton Global Bond Fund - Class A & C dated January 1, 2001 (enclosed)

   C Prospectus of Templeton Global Bond Fund - Advisor Class dated January 1, 2001 (enclosed)

   D Annual Report to Shareholders of Templeton Global Bond Fund dated August 31, 2000 (enclosed)





                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this[ ] day of [ ], 2001, by and between Franklin Investors Securities Trust ("Investors Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1986 with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404, on beha1f of its series, Franklin Global Government Income Fund ("Global Government Fund"), and Templeton Income Trust ("Income Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1986 with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on beha1f of its series, Templeton Global Bond Fund ("Global Bond Fund").


                             PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Income Trust on behalf of Global Bond Fund, of substantially all of the property, assets and goodwill of Global Government Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Global Bond Fund - Class A ("Global Bond Fund Class A Shares"), full and fractional shares of beneficial interest, par value $0.01 per share, of Global Bond Fund - Class C ("Global Bond Fund Class C Shares") and full and fractional shares of beneficial interest, par value $0.01 per share, of Global Bond Fund - Advisor Class ("Global Bond Fund Advisor Class Shares") (collectively, " Global Bond Fund Shares"); (ii) the distribution of
(a) Global Bond Fund Class A Shares to the shareholders of Global Government Fund - Class A shares ("Global Government Fund Class A Shares"); (b) Global Bond Fund Class C Shares to the shareholders of Global Government Fund - Class C shares ("Global Government Fund Class C Shares"); and (c) Global Bond Fund Advisor Class Shares to the shareholders of Global Government Fund - Advisor Class shares ("Global Government Fund Advisor Class Shares") (collectively, " Global Government Fund Shares"), according to their respective interests in complete liquidation of Global Government Fund; and (iii) the dissolution of Global Government Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.



                                    AGREEMENT

    In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF GLOBAL GOVERNMENT FUND.
  ------------------------------------------------------------------------------
    (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Income Trust on behalf of Global Bond Fund herein contained, and in consideration of the delivery by Income Trust of the number of Global Bond Fund Class A Shares, Global Bond Fund Class C Shares and Global Bond Fund Advisor Class Shares hereinafter provided, Investors Trust on behalf of Global Government Fund agrees that it will convey, transfer and deliver to Income Trust at the Closing all of Global Government Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Global Government Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of Income Trust shall reasonably deem to exist against Global Government Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Global Government Fund's books (hereinafter "Net Assets"). Global Government Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

    (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Investors Trust on behalf of Global Government Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Income Trust agrees at the Closing to deliver to Investors Trust:
(i) the number of Global Bond Fund Class A Shares, determined by dividing the net asset value per share of the Global Government Fund Shares by the net asset value per share of Global Bond Fund Class A Shares, and multiplying the result thereof by the number of outstanding Global Government Fund Class A Shares, as of 1:00 p.m. Pacific time on the Closing Date; (ii) the number of Global Bond Fund Class C Shares, determined by dividing the net asset value per share of the Global Government Fund Class C Shares by the net asset value per share of Global Bond Fund Class C Shares, and multiplying the result thereof by the number of outstanding Global Government Fund Class C Shares, as of 1:00 p.m. Pacific time on the Closing Date; and, (iii) the number of Global Bond Fund Advisor Class Shares, determined by dividing the net asset value per share of the Global Government Fund Advisor Class Shares by the net asset value per share of Global Bond Fund Advisor Class Shares, and multiplying the result thereof by the number of outstanding Global Government Fund Advisor Class Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

    (c) Immediately following the Closing, Investors Trust shall dissolve Global Government Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Global Bond Fund Shares received by Global Government Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Global Government Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Global Bond Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Global Government Fund shall be entitled to surrender the same to the transfer agent for Global Bond Fund in exchange for the number of Global Bond Fund Shares into which the Global Government Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Global Bond Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Global Government Fund shall be deemed for all Global Bond Fund's purposes to evidence ownership of the number of Global Bond Fund Shares into which the Global Government Fund Shares (which prior to the Closing were represented thereby) have been converted.



2.  VALUATION.
    ----------

    (a) The value of Global Government Fund's Net Assets to be acquired by Global Bond Fund, hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Government Fund's currently effective prospectus.

    (b) The net asset value of a share of beneficial interest of Global Government Fund Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Government Fund's currently effective prospectus.

    (c) The net asset value of a share of beneficial interest of Global Bond Fund Shares shall be determined to as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Bond Fund's currently effective prospectus.

3. CLOSING AND CLOSING DATE. The Closing Date shall be August 2, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Investors Trust at 2:00 p.m., Pacific time, on the Closing Date. Investors Trust on behalf of Global Government Fund shall have provided for delivery as of the Closing those Net Assets of Global Government Fund to be transferred to the account of Global Bond Fund's Custodian, The Chase Manhattan Bank, MetroTech Center, Brooklyn, New York 11245. Also, Investors Trust on behalf of Global Government Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of its Global Government Fund Class A Shares, Global Government Fund Class C Shares and Global Government Fund Advisor Class Shares and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Income Trust on behalf of Global Bond Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Global Bond Fund to be delivered to the account of Global Government Fund at said transfer agent registered in such manner as the officers of Investors Trust on behalf of Global Government Fund may request, or provide evidence satisfactory to Investors Trust that such Global Bond Fund Shares have been registered in an account on the books of Global Bond Fund in such manner as the officers of Investors Trust on behalf of Global Government Fund may request.

4. REPRESENTATIONS AND WARRANTIES BY INCOME TRUST ON BEHALF OF GLOBAL BOND FUND.
   ----------------------------------------------------------------------------

    Income Trust, on behalf of Global Bond Fund, represents and warrants to Investors Trust that:

    (a) Global Bond Fund is a series of Income Trust, a business trust created under the laws of The Commonwealth of Massachusetts on June 16, 1986, and is validly existing under the laws of that Commonwealth. Income Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Global Bond Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) Income Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Bond Fund Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Global Bond Fund is further divided into three classes of shares consisting of Global Bond Fund Class A Shares, Global Bond Fund Class C Shares and Global Bond Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to each Class of Global Bond Fund.

    (c) The financial statements appearing in the Global Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Investors Trust, fairly present the financial position of Global Bond Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Global Bond Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Bond Fund.

    (e) Income Trust has the necessary power and authority to conduct Global Bond Fund's business as such business is now being conducted.

    (f) Income Trust, on behalf of Global Bond Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (g) Income Trust has elected to treat Global Bond Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Global Bond Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Global Bond Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Global Bond Fund does not have any unamortized or unpaid organizational fees or expenses.

5. REPRESENTATIONS AND WARRANTIES BY INVESTORS TRUST ON BEHALF OF GLOBAL GOVERNMENT FUND.
   -----------------------------------------------------------------------------

    Investors Trust, on behalf of Global Government Fund, represents and warrants to Income Trust that:

    (a) Global Government Fund is a series of Investors Trust, a business trust created under the laws of The Commonwealth of Massachusetts on December 22, 1986, and is validly existing under the laws of that state. Investors Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Investors Trust's Global Government Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) Investors Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Government Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights and currently issues shares of five (5) series, including Global Government Fund. Global Government Fund is further divided into three classes of shares consisting of Global Government Fund Class A Shares, Global Government Fund Class C Shares and Global Government Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of Investors Trust, par value $0.01 per share, have been allocated and designated to each Class of Global Government Fund.

    (c) The financial statements appearing in the Investors Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Income Trust, fairly present the financial position of Global Government Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Global Government Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Government Fund.

    (e) Investors Trust has the necessary power and authority to conduct Global Government Fund's business as such business is now being conducted.

    (f) Investors Trust on behalf of Global Government Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.
    (g) Investors Trust has elected to treat Global Government Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Global Government Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Global Government Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Global Government Fund does not have any unamortized or unpaid organization fees or expenses.

6.  REPRESENTATIONS AND WARRANTIES BY INVESTORS TRUST AND INCOME TRUST.
    ------------------------------------------------------------------

    Investors Trust, on behalf of Global Government Fund, and Income Trust, on behalf of Global Bond Fund, each represents and warrants to the other that:

    (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Global Bond Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in its currently effective prospectuses relating to Global Government Fund, in the case of Investors Trust, and Global Bond Fund, in the case of Income Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

    (f) It anticipates that consummation of this Plan will not cause Global Government Fund, in the case of Investors Trust, and Global Bond Fund, in the case of Income Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

    (g) It has the necessary power and authority to conduct the business of its Fund, as such business is now being conducted.

7.  COVENANTS OF INVESTORS TRUST AND INCOME TRUST.
    ---------------------------------------------

    (a) Investors Trust, on behalf of Global Government Fund, and Income Trust, on behalf of Global Bond Fund, each covenant to operate their respective businesses, as presently conducted between the date hereof and the Closing.

    (b) Investors Trust, on behalf of Global Government Fund, undertakes that it will not acquire Global Bond Fund Shares for the purpose of making distributions thereof to anyone other than Global Government Fund's shareholders.

    (c) Investors Trust, on behalf of Global Government Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve Global Government Fund.

    (d) Investors Trust, on behalf of Global Government Fund, and Income Trust, on behalf of Global Bond Fund, each agree that, by the Closing, all of the their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

    (e) At the Closing, Investors Trust, on behalf of Global Government Fund, will provide Global Bond Fund a copy of the shareholder ledger accounts, certified by Global Government Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Global Government Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Global Bond Fund as a result of the transfer of assets that is the subject of this Plan.

    (f) Investors Trust agrees to mail to each shareholder of record of Global Government Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

    (g) Income Trust will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Global Bond Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Global Government Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY INVESTORS TRUST AND INCOME TRUST.
   ------------------------------------------------------------------------

    The consummation of this Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

    (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Global Government Fund at an annual or special meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Global Government Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

    (f) That there shall be delivered to Investors Trust, on behalf of Global Government Fund, and Income Trust, on behalf of Global Bond Fund an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Investors Trust and Income Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of Investors Trust and Income Trust with regard to matters of fact:

        (1) The acquisition by Global Bond Fund of substantially all the assets of Global Government Fund as provided for herein in exchange for Global Bond Fund Shares followed by the distribution by Global Government Fund to its shareholders of Global Bond Fund Shares in complete liquidation of Global Government Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Global Government Fund and Global Bond Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

        (2) No gain or loss will be recognized by Global Government Fund upon the transfer of substantially all of its assets to Global Bond Fund in exchange solely for voting shares of Global Bond Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
Section 1276 of the Code;

        (3) No gain or loss will be recognized by Global Bond Fund upon the receipt of substantially all of the assets of Global Government Fund in exchange solely for voting shares of Global Bond Fund (Section 1032(a) of the Code);

        (4) No gain or loss will be recognized by Global Government Fund upon the distribution of Global Bond Fund Shares to its shareholders in liquidation of Global Government Fund (in pursuance of the Plan) (Section 361(c)(1) of the
Code);

        (5) The basis of the assets of Global Government Fund received by Global Bond Fund will be the same as the basis of such assets to Global Government Fund immediately prior to the reorganization (Section 362(b) of the Code);

        (6) The holding period of the assets of Global Government Fund received by Global Bond Fund will include the period during which such assets were held by Global Government Fund (Section 1223(2) of the Code);

        (7) No gain or loss will be recognized to the shareholders of Global Government Fund upon the exchange of their shares in Global Government Fund for voting shares of Global Bond Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

        (8) The basis of Global Bond Fund Shares received by the shareholders of Global Government Fund shall be the same as the basis of the Global Government Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

        (9) The holding period of Global Bond Fund Shares received by shareholders of Global Government Fund (including fractional shares to which they may be entitled) will include the holding period of the Global Government Fund Shares surrendered in exchange therefor, provided that the Global Government Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

        (10) Global Bond Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Global Government Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (g) That there shall be delivered to Income Trust on behalf of Global Bond Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Investors Trust on behalf of Global Government Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) Global Government Fund is a series of Investors Trust, a business trust organized under the laws of The Commonwealth of Massachusetts on December 22, 1986, and is a validly existing business trust and in good standing under the laws of that Commonwealth;

        (2) Investors Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Global Government Fund. Three classes of shares of Global Government Fund have been designated as Global Government Fund Class A Shares, Global Government Fund Class C Shares and Global Government Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of Investors Trust has been allocated to each Class of Global Government Fund. Assuming that the initial shares of beneficial interest of Global Government Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of Investors Trust, and that all other outstanding shares of Global Government Fund were sold, issued and paid for in accordance with the terms of Global Government Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) Global Government Fund is an open-end investment company of the management type registered as such under the 1940 Act;

        (4) Except as disclosed in Global Government Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Government Fund, the unfavorable outcome of which would materially and adversely affect Investors Trust or Global Government Fund;

        (5) All actions required to be taken by Investors Trust on behalf of Global Government Fund to authorize this Plan and to effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of Investors Trust on behalf of Global Government Fund; and

        (6) Neither the execution, delivery, nor performance of this Plan by Investors Trust on behalf of Global Government Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Investors Trust is a party or by which Investors Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Investors Trust on behalf of Global Government Fund and is enforceable against Investors Trust on behalf of Global Government Fund in accordance with its terms.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Investors Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Investors Trust.

    (h) That there shall be delivered to Investors Trust on behalf of Global Government Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Income Trust on behalf of Global Bond Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) Global Bond Fund is a series of Income Trust, a business trust organized under the laws of The Commonwealth of Massachusetts on June 16, 1986 and is a validly existing business trust and in good standing under the laws of that Commonwealth;

        (2) Income Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Global Bond Fund. Global Bond Fund is further divided into three classes of shares consisting of Global Bond Fund Class A Shares, Global Bond Fund Class C Shares and Global Bond Fund Advisor Class Shares are two, and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to each of those Classes of Global Bond Fund. Assuming that the initial shares of beneficial interest of Global Bond Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and By-laws of Income Trust, and that all other outstanding shares of Global Bond Fund were sold, issued and paid for in accordance with the terms of Global Bond Fund's prospectus in effect at the time of such sales, each such outstanding share of Global Bond Fund is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) Global Bond Fund is an open-end investment company of the management type registered as such under the 1940 Act;

        (4) Except as disclosed in Global Bond Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Bond Fund, the unfavorable outcome of which would materially and adversely affect Income Trust or Global Bond Fund;

        (5) Global Bond Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Income Trust on behalf of Global Bond Fund;

        (6) All actions required to be taken by Income Trust on behalf of Global Bond Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Income Trust on behalf of Global Bond Fund;

        (7) Neither the execution, delivery, nor performance of this Plan by Income Trust on behalf of Global Bond Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Income Trust is a party or by which Income Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Income Trust on behalf of Global Bond Fund and is enforceable against Income Trust on behalf of Global Bond Fund in accordance with its terms; and

        (8) The registration statement of Income Trust, of which the prospectus dated January 1, 2001 of Global Bond Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Income Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Income Trust.

    (i) That Global Government Fund shall have received a certificate from the President and Secretary of Income Trust on behalf of Global Bond Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    (j) That Income Trust's Registration Statement with respect to Global Bond Fund Shares to be delivered to Global Government Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Global Bond Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Global Bond Fund Shares lawfully to be delivered to each holder of Global Government Fund Shares.

    (l) That, at the Closing, there shall be transferred to Income Trust on behalf of Global Bond Fund, aggregate Net Assets of Global Government Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Global Government Fund on the Closing Date.

    (m) That there be delivered to Income Trust on behalf of Global Bond Fund information concerning the tax basis of Global Government Fund in all securities transferred to Global Bond Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Global Government Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Global Government Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.
   ----------------------------

    (a) Investors Trust on behalf of Global Government Fund and Income Trust on behalf of Global Bond Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

    (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Global Bond Fund, one-quarter by Global Government Fund, and one-quarter by Franklin Advisers, Inc. and one-quarter by Templeton Investment Counsel, LLC.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.
    ------------------------------------------

    (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Global Government Fund) prior to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of Investors Trust on behalf of Global Government Fund and Income Trust on behalf of Global Bond Fund;

(2) by Income Trust on behalf of Global Bond Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

(3) by Investors Trust on behalf of Global Government Fund if any coonditions of its obligations set forth in Section 8 has not been fulfilled or waived.

    An election by Income Trust or Investors Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Income Trust or Investors Trust.

    (b) If the transactions contemplated by this Plan have not been consummated by October 31, 2001, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Income Trust and Investors Trust.

    (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Investors Trust, Income Trust, Global Government Fund nor Global Bond Fund, nor their trustees, officers, or agents or the shareholders of Global Government Fund or Global Bond Fund shall have any liability in respect of this Plan.

    (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan, and neither Investors Trust nor Income Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Investors Trust or Income Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

    (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Investors Trust, on behalf of Global Government Fund, or Income Trust, on behalf of Global Bond Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Global Government Fund, unless such terms and conditions shall result in a change in the method of computing the number of Global Bond Fund Shares to be issued to Global Government Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Global Government Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Investors Trust shall promptly call a special meeting of the shareholders of Global Government Fund at which such conditions so imposed shall be submitted for approval.

11.     ENTIRE AGREEMENT AND AMENDMENTS.
        --------------------------------

    This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.     COUNTERPARTS.
        -------------

    This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.     NOTICES.
        --------

    Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Investors Securities Trust, at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention:
Secretary, or Templeton Income Trust, at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, Attention: Secretary, as the case may be.

14.     GOVERNING LAW.
        --------------
    This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts.


IN WITNESS WHEREOF, Investors Trust, on behalf of Global Government Fund, and Income Trust, on behalf of Global Bond Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                    FRANKLIN INVESTORS SECURITIES TRUST, ON
                                    BEHALF OF FRANKLIN GLOBAL GOVERNMENT INCOME
                                    FUND
Attest:

/s/ Murray L. Simpson                   /s/David P. Goss
-----------------------             By:-----------------
    Murray L. Simpson                      David P. Goss
    Secretary                              Vice President


                                    TEMPLETON INCOME TRUST, ON
                                    BEHALF OF TEMPLETON GLOBAL BOND FUND

Attest:


/s/Barbara J. Green                 By:/s/David P. Goss
-------------------                    ------------------
   Barbara J. Green                       David P. Goss
   Secretary                              Vice President


                                    EXHIBIT B

                                   PROSPECTUS
                   TEMPLETON GLOBAL BOND FUND - CLASS A & C
                              DATED JANUARY 1, 2001

The prospectus of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

                                    EXHIBIT C

                                   PROSPECTUS
                  TEMPLETON GLOBAL BOND FUND - ADVISOR CLASS
                              DATED JANUARY 1, 2001

The prospectus of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

                                    EXHIBIT D

                        ANNUAL REPORT TO SHAREHOLDERS OF
                           TEMPLETON GLOBAL BOND FUND
                              DATED AUGUST 31, 2000

The Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is incorporated by reference to the electronic filing made on November 2, 2000, under File No. 811-4706.

                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY











                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
------------------------------------------------------------------------------

PROXY                                                                   PROXY
                        SPECIAL SHAREHOLDERS' MEETING OF
                    FRANKLIN GLOBAL GOVERNMENT INCOME FUND
                                  JULY 19, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Global Government Income Fund ("Global Government Fund") that the undersigned is entitled to vote at the Global Government Fund's Special Shareholders' Meeting to be held at 920 Park Place, San Mateo, CA 94403-1907 at 3:00 a.m. Pacific time on July 19, 2001, including any adjournments thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                          VOTE VIA THE INTERNET:
                                          FRANKLINTEMPLETON.COM
                                          VOTE VIA THE TELEPHONE:
                                          1-800-597-7836
                                          CONTROL NUMBER:

                                          NOTE: Please sign exactly as your name
                                          appears on the proxy. If signing for
                                          estates, trusts or corporations, your
                                          title or capacity should be stated. If
                                          shares are held jointly, each holder
                                          must sign.

                                          -----------------------------------
                                          Signature
                                          -----------------------------------
                                          Signature
                                          -----------------------------------
                                          Date

   PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                         REQUIRED IF MAILED IN THE U.S.

                          (Please see reverse side)

                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT
















                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
-----------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN INVESTORS SECURITIES TRUST ON BEHALF OF THE GLOBAL GOVERNMENT FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE GLOBAL GOVERNMENT FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON INCOME TRUST ON BEHALF OF TEMPLETON GLOBAL BOND FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.

                                                      For    Against   Abstain

1.   To approve an Agreement and Plan of Reorganization
     between Franklin Investors Securities Trust      [ ]      [ ]       [ ]
     on behalf of the Franklin Global Government
     Income Fund ("Global Government Fund") and
     Templeton Income Trust on behalf of Templeton
     Global Bond Fund ("Global Bond Fund"), that provides for the acquisition of substantially all of the assets of Global Government Fund by Global
     Bond Fund in exchange for Class A, Class C and
     Advisor Class shares of Global Bond Fund, the distribution of such shares to the shareholders of Global Government Fund, and the dissolution of Global Government Fund (the "Reorganization").

                                                      GRANT  WITHHOLD  ABSTAIN
2.  To grant the proxyholders the authority to vote    [ ]      [ ]       [ ]
     upon any other business which may legally come before the Meeting or any adjournments thereof.




             IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           TEMPLETON GLOBAL BOND FUND
                               DATED JUNE [], 2001


                                 Acquisition of
                                the Assets of
                   FRANKLIN GLOBAL GOVERNMENT INCOME FUND,
               a series of Franklin Investors Securities Trust

                     By and in exchange for shares of the
                         TEMPLETON GLOBAL BOND FUND,
                       a series of Templeton Income Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Global Government Income Fund for Class A, Class C and Advisor Class shares of Templeton Global Bond Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

            1. Statement of Additional Information of Templeton Global Bond Fund - Class A & C dated January 1, 2001.

            2. Statement of Additional Information of Templeton Global Bond Fund - Advisor Class dated January 1, 2001.

            3. Annual Report of Templeton Global Bond Fund for the fiscal year ended August 31, 2000.

            4. Annual Report of Franklin Investors Securities Trust for the fiscal year ended October 31, 2000.

            5.  Pro Forma Financial Statements.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated June [], 2001, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Global Bond Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.

--------------------------------------------------------------------------------
The Statement of Additional Information of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Global Bond Fund dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

The Statement of Additional Information of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Global Bond Fund dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

The Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is incorporated by reference to the electronic filing made on November 2, 2000, under File No. 811-4706.

The Annual Report to shareholders of Franklin Investors Securities Trust dated October 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Investors Securities Trust dated October 31, 2000, is incorporated by reference to the electronic filing made on January 9, 2001, under File No. 811-4986.






TEMPLETON GLOBAL BOND FUND
PROFORMA COMBINED STATEMENTS
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001
(UNAUDITED)

                                               FIST GLOBAL GOVT                             GLOBAL BOND
                                                 PRINCIPAL                                   PRINCIPAL
                                                  AMOUNT**              VALUE                 AMOUNT**                VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 93.3%
ARGENTINA .2%
Republic of Argentina, 11.75%, 6/15/15                                                        460,000                $   417,795
                                                                                                                     ---------------

AUSTRALIA 4.1%
Australian Government, 10.00%, 10/15/07       2,438,000 AUD             1,625,902           2,263,000 AUD              1,509,194
Queensland Treasury Corp., 6.50%, 6/14/05     2,979,000 AUD             1,638,438           5,796,000 AUD              3,187,777
                                                                      -----------                                    ---------------
                                                                        3,264,340                                      4,696,971
                                                                      -----------                                    ---------------
BELGIUM 3.4%
Kingdom of Belgium:
6.50%, 3/25/02                                  230,000                   233,233           1,670,000                  1,693,473
8.50%, 10/01/07                               1,488,000 EUR             1,639,026           2,786,000 EUR              3,068,768
                                                                      -----------                                    ---------------
                                                                        1,872,259                                      4,762,241
                                                                      -----------                                    ---------------
BRAZIL 6.7%
Government of Brazil:
9.375%, 4/07/08                                                                               800,000                    751,500
FRN, 7.6875%,4/15/09                          3,950,000                 3,426,625
14.50%, 10/15/09                              1,855,000                 2,084,556           1,825,000                  2,050,844
12.75%, 1/15/20                                                                               500,000                    490,000
10.125%, 5/15/27                              1,700,000                 1,348,100             600,000                    475,800
11.00%, 8/17/40                                                                             1,500,000                  1,222,500
Series L, cvt., FRN, 7.6875%, 4/15/12         1,250,000                   925,000             310,000                    229,400
                                                                      -----------                                    ---------------
                                                                        7,784,281                                      5,220,044
                                                                      -----------                                    ---------------
CANADA 6.6%
Government of Canada:
10.50%, 3/01/01                               5,000,000 CAD             3,266,266           6,235,000 CAD              4,073,034
10.00%, 5/01/02                               3,005,000 CAD             2,079,335           5,135,000 CAD              3,553,207
                                                                      -----------                                    ---------------
                                                                        5,345,601                                      7,626,241
                                                                      -----------                                    ---------------
COLOMBIA 1.4%
Republic of Colombia, 7.25%, 2/23/04                                                        2,950,000                  2,784,062
                                                                                                                     ---------------

DENMARK 2.0%
Kingdom of Denmark, 8.00%, 3/15/06            9,357,000 DKK             1,312,501          18,589,000 DKK              2,607,468
                                                                                                                     ---------------

FRANCE 7.5%
Government of France:
8.25%, 2/27/04                                1,279,000 EUR             1,298,724           6,748,000 EUR              6,852,065
8.50%, 10/25/08                               2,806,000 EUR             3,187,047           2,901,000 EUR              3,294,948
                                                                      -----------                                    ---------------
                                                                        4,485,771                                     10,147,013
                                                                      -----------                                    ---------------
GERMANY 8.1%
Federal Republic of Germany:
8.00%, 7/22/02                                                                              4,399,667 EUR              4,234,876
Series 96, 6.00%, 1/05/06                     2,914,364 EUR             2,854,786
Series 97, 6.00%, 1/04/07                     4,080,109 EUR             4,032,348
6.00%, 7/04/07                                                                              4,851,000 EUR              4,795,550
                                                                      -----------                                    ---------------
                                                                        6,887,134                                      9,030,426
                                                                      -----------                                    ---------------
INDIA .1%
Essar Steel Ltd., 144A, 8.8763%, 7/31/05                                                      315,000                    114,975
                                                                                                                     ---------------

INDONESIA .1%
*P.T. Astra International, wts., 12/31/03                                                   1,880,582                    258,872
                                                                                                                     ---------------

ITALY 8.2%
Buoni Poliennali del Tesoro:
8.75%, 7/01/06                                                                              2,751,000 EUR              2,994,040
6.75%, 7/01/07                                  825,000 EUR               834,612           1,243,000 EUR              1,257,483
Government of Italy:
10.50%, 4/01/05                               2,763,040 EUR             3,075,747           6,476,000 EUR              7,208,922
5.00%, 5/01/08                                  835,000 EUR               771,014
                                                                      -----------                                    ---------------
                                                                        4,681,373                                     11,460,445
                                                                      -----------                                    ---------------
MEXICO 6.6%
Protexa Construcciones SA de CV, 144A,                                                         49,349                     14,805
12.125%, 7/24/02
United Mexican States:
9.875%, 1/15/07                                 675,000                   722,756           4,350,000                  4,657,763
8.625%, 3/12/08                                 565,000                   571,498           2,410,000                  2,437,715
11.375%, 9/15/16                              1,760,000                 2,063,160           2,140,000                  2,508,615
                                                                      -----------                                    ---------------
                                                                        3,357,414                                      9,618,898
                                                                      -----------                                    ---------------
NETHERLANDS 3.4%
Cellco Finance NV,15.00%,8/01/05              1,300,000                 1,149,915
Government of Netherlands:
7.75%, 3/01/05                                1,485,000 EUR             1,521,421           2,779,000 EUR              2,847,157
5.75%, 2/15/07                                                                              1,213,000 EUR              1,177,494
                                                                      -----------                                    ---------------
                                                                        2,671,336                                      4,024,651
                                                                      -----------                                    ---------------
NEW ZEALAND 2.4%
Government of New Zealand, 8.00%,             3,623,000 NZD             1,712,713           6,437,000 NZD              3,042,985
11/15/06                                                              -----------                                    ---------------

PANAMA .3%
Republic of Panama:
FRN, 7.7331%, 5/14/02                                                                          18,462                     18,512
                                                                                                                     ---------------
8.875%,9/30/27                                  650,000                   565,906
                                                                      -----------

SOUTH KOREA 2.7%
Hanvit Bank, 144A, 12.75%, 3/01/10              770,000                   787,325           1,460,000                  1,492,850
Republic of Korea, 8.875%, 4/15/08            1,660,000                 1,834,300           1,000,000                  1,105,000
                                                                      -----------                                    ---------------
                                                                        2,621,625                                      2,597,850
                                                                      -----------                                    ---------------
SPAIN 4.2%
Government of Spain:
10.15%, 1/31/06                                                                             2,849,000 EUR              3,229,205
8.80%, 4/30/06                                1,932,855 EUR             2,098,282           2,717,000 EUR              2,949,540
                                                                      -----------                                    ---------------
                                                                        2,098,282                                      6,178,745
                                                                      -----------                                    ---------------
SWEDEN 4.2%
Kingdom of Sweden, 10.25%, 5/05/03           21,500,000 SEK             2,423,121          51,400,000 SEK              5,792,949

TURKEY 2.6%
Republic of Turkey:
Reg S, 10.00%,9/19/07                           162,000                   140,543
12.375%, 6/15/09                              1,744,000                 1,526,000           1,025,000                    896,875
11.875%, 1/15/30                              2,150,000                 1,738,813             845,000                    683,394
                                                                      -----------                                    ---------------
                                                                        3,405,356                                      1,580,269
                                                                      -----------                                    ---------------
UNITED KINGDOM 3.5%
United Kingdom, 8.50%, 7/16/07                1,005,000 GBP             1,718,049           2,976,000 GBP              5,087,477

UNITED STATES 10.1%
+*Acadia Partners LP                                                                          999,667                     12,496
FNMA, 5.25%,1/15/09                           3,609,000                 3,528,880
+*Penobscot Partners LP                                                                           333                      3,131
U.S. Treasury Bond:
6.375%, 8/15/27                                                                             3,415,000                  3,812,011
5.25%, 11/15/28                               3,364,000                 3,234,684           5,420,000                  5,211,650
U.S. Treasury Note:
7.875%, 11/15/04                                                                              923,000                  1,022,223
7.25%, 8/15/04                                2,714,000                 2,937,758
                                                                      -----------                                    ---------------
                                                                        9,701,322                                     10,061,511
                                                                      -----------                                    ---------------
VENEZUELA  4.9%
Republic of Venezuela:
Reg S, 9.125%, 6/18/07                        1,220,000                 1,018,971              400,000                   334,089
FRN, 7.375%, 12/18/07                                                                          166,665                   141,457
9.25%, 9/15/27                                6,430,000                 4,478,897            3,425,000                 2,385,727
Venezuela Front Load Interest,                                                               1,547,600                 1,312,558
Reduction Bond, A, FRN, 7.625%,                                                                                      ---------------
3/31/07                                                                 5,497,868                                      4,173,831
                                                                     ------------                                    ---------------

TOTAL LONG TERM INVESTMENTS (COST $211,671,045)                        71,406,252                                    111,304,231
                                                                     ------------                                    ---------------
SHORT TERM INVESTMENTS (Cost $4,905,000) 2.5%
Den Denske Bank, 5.50%, 3/01/01, Time Deposit                                                4,905,000                 4,905,000
                                                                                                                    ---------------

TOTAL INVESTMENTS (COST $216,576,045) 95.8%                            71,406,252                                    116,209,231
OTHER ASSETS, LESS LIABILITIES  4.2%                                    5,391,408                                      2,882,311
                                                                     ------------                                    ---------------
TOTAL NET ASSETS  100.0%                                             $ 76,797,660                                   $119,091,542
                                                                     ------------                                   ---------------


CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - British Pount
NZD - New Zealand Dollar
SEK - Swedish Krona


*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated. + Securities represent equity investments.


                       See Notes to Financial Statements.







Templeton Global Bond Fund
Proforma Combined Statements
Statement of Investments, February 28, 2001
(unaudited)
                                                     Global Bond Proforma Combined
                                                          PRINCIPAL
                                                            AMOUNT**                                Value
------------------------------------------------------------------------------------------------------------
Long Term Investments 93.3%
Argentina .2%
Republic of Argentina, 11.75%, 6/15/15               460,000                                       $ 417,795
                                                                                                 -----------

Australia 4.1%
Australian Government, 10.00%, 10/15/07            4,701,000 AUD                                   3,135,096
Queensland Treasury Corp., 6.50%, 6/14/05          8,775,000 AUD                                   4,826,215
                                                                                                 ------------
                                                                                                   7,961,311
                                                                                                 ------------
Belgium 3.4%
Kingdom of Belgium:
6.50%, 3/25/02                                     1,900,000                                       1,926,706
8.50%, 10/01/07                                    4,274,000 EUR                                   4,707,794
                                                                                                  -----------
                                                                                                   6,634,500
                                                                                                  -----------
Brazil 6.7%
Government of Brazil:
9.375%, 4/07/08                                      800,000                                         751,500
FRN, 7.6875%,4/15/09                               3,950,000                                       3,426,625
14.50%, 10/15/09                                   3,680,000                                       4,135,400
12.75%, 1/15/20                                      500,000                                         490,000
10.125%, 5/15/27                                   2,300,000                                       1,823,900
11.00%, 8/17/40                                    1,500,000                                       1,222,500
Series L, cvt., FRN, 7.6875%, 4/15/12              1,560,000                                       1,154,400
                                                                                                 ------------
                                                                                                  13,004,325
                                                                                                 ------------
Canada 6.6%
Government of Canada:
10.50%, 3/01/01                                   11,235,000 CAD                                   7,339,300
10.00%, 5/01/02                                    8,140,000 CAD                                   5,632,542
                                                                                                 ------------
                                                                                                  12,971,842
                                                                                                 ------------
Colombia 1.4%
Republic of Colombia, 7.25%, 2/23/04               2,950,000                                       2,784,062
                                                                                                 ------------

Denmark 2.0%
Kingdom of Denmark, 8.00%, 3/15/06                27,946,000 DKK                                   3,919,969
                                                                                                 ------------

France 7.5%
Government of France:
8.25%, 2/27/04                                     8,027,000 EUR                                   8,150,789
8.50%, 10/25/08                                    5,707,000 EUR                                   6,481,995
                                                                                                 ------------
                                                                                                  14,632,784
                                                                                                 ------------
Germany 8.1%
Federal Republic of Germany:
8.00%, 7/22/02                                     4,399,667                                       4,234,876
Series 96, 6.00%, 1/05/06                          2,914,364 EUR                                   2,854,786
Series 97, 6.00%, 1/04/07                          4,080,109 EUR                                   4,032,348
6.00%, 7/04/07                                     4,851,000                                       4,795,550
                                                                                                 ------------
                                                                                                  15,917,560
                                                                                                 ------------
India .1%
Essar Steel Ltd., 144A, 8.8763%, 7/31/05             315,000                                         114,975
                                                                                                 ------------

Indonesia .1%
* P.T. Astra International, wts., 12/31/03         1,880,582                                         258,872
                                                                                                 ------------

Italy 8.2%
Buoni Poliennali del Tesoro:
8.75%, 7/01/06                                     2,751,000 EUR                                   2,994,040
6.75%, 7/01/07                                     2,068,000 EUR                                   2,092,095
Government of Italy:
10.50%, 4/01/05                                    9,239,040 EUR                                  10,284,669
5.00%, 5/01/08                                       835,000 EUR                                     771,014
                                                                                                 ------------
                                                                                                  16,141,818
                                                                                                 ------------
Mexico 6.6%
Protexa Construcciones SA de CV,
144A, 12.125%, 7/24                                   49,349                                          14,805
United Mexican States:
9.875%, 1/15/07                                    5,025,000                                       5,380,519
8.625%, 3/12/08                                    2,975,000                                       3,009,213
11.375%, 9/15/16                                   3,900,000                                       4,571,775
                                                                                                 ------------
                                                                                                  12,976,312
                                                                                                 ------------
Netherlands 3.4%
Cellco Finance NV,15.00%,8/01/05                   1,300,000                                       1,149,915
Government of Netherlands:
7.75%, 3/01/05                                     4,264,000 EUR                                   4,368,578
5.75%, 2/15/07                                     1,213,000 EUR                                   1,177,494
                                                                                                 ------------
                                                                                                   6,695,987
                                                                                                 ------------
New Zealand 2.4%
Government of New Zealand, 8.00%, 11/15/06        10,060,000 NZD                                   4,755,698
                                                                                                 ------------

Panama .3%
Republic of Panama:
FRN, 7.7331%, 5/14/02                                 18,462                                          18,512
8.875%,9/30/27                                       650,000                                         565,906
                                                                                                 ------------
                                                                                                     584,418
                                                                                                 ------------
South Korea 2.7%
Hanvit Bank, 144A, 12.75%, 3/01/10                 2,230,000                                       2,280,175
Republic of Korea, 8.875%, 4/15/08                 2,660,000                                       2,939,300
                                                                                                 ------------
                                                                                                   5,219,475
                                                                                                 ------------
Spain 4.2%
Government of Spain:
10.15%, 1/31/06                                    2,849,000 EUR                                   3,229,205
8.80%, 4/30/06                                     4,649,855 EUR                                   5,047,822
                                                                                                ------------
                                                                                                   8,277,027
                                                                                                -------------
Sweden 4.2%
Kingdom of Sweden, 10.25%, 5/05/03                72,900,000 SEK                                   8,216,070
                                                                                                -------------

Turkey 2.6%
Republic of Turkey:
Reg S, 10.00%,9/19/07                                162,000                                         140,543
12.375%, 6/15/09                                   2,769,000                                       2,422,875
11.875%, 1/15/30                                   2,995,000                                       2,422,207
                                                                                                ------------
                                                                                                   4,985,625
                                                                                                ------------
United Kingdom 3.5%
United Kingdom, 8.50%, 7/16/07                     3,981,000 GBP                                   6,805,526
                                                                                                ------------

United States 10.1%
+* Acadia Partners LP                                999,667                                          12,496
FNMA, 5.25%,1/15/09                                3,609,000                                       3,528,880
+* Penobscot Partners LP                                 333                                           3,131
U.S. Treasury Bond:
6.375%, 8/15/27                                    3,415,000                                       3,812,011
5.25%, 11/15/28                                    8,784,000                                       8,446,334
U.S. Treasury Note:
7.875%, 11/15/04                                     923,000                                       1,022,223
7.25%, 8/15/04                                     2,714,000                                       2,937,758
                                                                                                 ------------
                                                                                                  19,762,833
                                                                                                 ------------
Venezuela  4.9%
Republic of Venezuela:
Reg S, 9.125%, 6/18/07                             1,620,000                                       1,353,060
FRN, 7.375%, 12/18/07                                166,665                                         141,457
9.25%, 9/15/27                                     9,855,000                                       6,864,624
Venezuela Front Load Interest                      1,547,600                                       1,312,558
Reduction Bond, A, FRN                                                                           ------------
                                                                                                   9,671,699
                                                                                                 ------------
Total Long Term Investments (Cost $211,671,045)                                                  182,710,483
                                                                                                 ------------
Short Term Investments 2.5%
Den Denske Bank, 5.50%, 3/01/01, Time Deposit      4,905,000                                       4,905,000
                                                                                                 ------------

Total Investments (Cost $216,576,045) 95.8%                                                      187,615,483
Other Assets, less Liabilities  4.2%                                                               8,273,719
                                                                                               --------------
Total Net Assets  100.0%                                                                       $ 195,889,202
                                                                                               --------------
                                                                                               --------------


Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - British Pount
NZD - New Zealand Dollar
SEK - Swedish Krona



*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated. + Securities represent equity investments.


                       See Notes to Financial Statements.



TEMPLETON GLOBAL BOND FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 2001
(UNAUDITED)





                                                                                                                     Templeton
                                                                                                                    Global Bond
                                             FIST Franklin           Templeton                                         Fund
                                           Global Government        Global Bond              Proforma               Pro Forma
                                             Income Fund               Fund                 Adjustments              Combined
                                          ------------------      ---------------          -------------         ---------------
Assets:
 Investments in securities:
    Cost                                  $ 83,300,679            $ 133,275,366            -------------         $   216,576,045
                                          ------------------      ---------------                                ---------------
    Value                                   71,406,252              116,209,231                                      187,615,483
Cash                                               375                    6,240                                            6,615
 Receivables:
    Investment securities sold               3,488,780                                                                 3,488,780
    Capital shares sold                         65,437                   80,561                                          145,998
    Dividends and interest                   2,318,244                3,709,902                                        6,028,146
Unrealized gain on forward
exchange contracts
 Other assets                                                                                                                  -
                                         -------------------      ---------------          -------------         ---------------
       Total assets                         77,279,088              120,005,934                                      197,285,022
                                         -------------------      ---------------          -------------         ---------------

Liabilities:
 Payables:
    Capital shares redeemed                    287,364                  634,647                                          922,011
    Affiliates                                                          119,709                                          119,709
    Shareholders
Investment securities purchased                                          58,520                                           58,520
Funds advanced by custodian                                                                                                    -
Accrued expenses                               119,428                  101,516                                          220,944
Other liabilities                               74,636                                                                    74,636
                                         --------------------     ---------------          -------------
    Total liabilities                          481,428                  914,392                        -               1,395,820
                                         --------------------     ---------------          -------------         ---------------
      Net assets, at value               $  76,797,660            $ 119,091,542            $                     $   195,889,202
                                         --------------------     ---------------          -------------         ---------------

Net assets consist of:
  Undistributed net investment income    $    (255,090)           $     (57,182)                                 $      (312,272)
  Net unrealized appreciation              (11,897,133)             (17,065,275)                                     (28,962,408)
  (depreciation)
  Accumulated net realized gain (loss)      (3,615,873)             (22,894,809)                                     (26,510,682)
  Capital shares                            92,565,756              159,108,808                                      251,674,564
                                         --------------------     ---------------          -------------         ---------------
      Net assets, at value               $  76,797,660            $ 119,091,542                                  $   195,889,202
                                         --------------------     ---------------          -------------         ---------------

CLASS A:
  Net assets, at value                   $  72,706,631            $ 107,791,285                                  $   180,497,916
                                         --------------------     ---------------          -------------         ---------------
  Shares outstanding                        10,041,786               13,257,739                                       22,200,744
                                         --------------------     ---------------          -------------         ---------------
  Net asset value per share              $        7.24            $       8.13                                   $         8.13
                                         --------------------     ---------------          -------------         ---------------
  Maximum offering price per share       $        7.56            $       8.49                                   $         8.49
                                         --------------------     ---------------                                ---------------
CLASS C:
  Net assets, at value                   $   4,000,800            $  11,141,319                                  $    15,142,119
                                         --------------------     --------------           -------------         ---------------
  Shares outstanding                           551,912                1,368,555                                        1,860,054
                                         --------------------     --------------           -------------         ---------------
  Net asset value per share *            $        7.25            $       8.14                                   $         8.14
                                         --------------------     ---------------          -------------         ---------------
  Maximum offering price per share       $        7.32            $       8.22                                   $         8.22
                                         --------------------     ---------------          -------------         ---------------
ADVISOR CLASS
  Net assets, at value                   $      90,229            $    158,938                                   $       249,167
                                         --------------------     ---------------          -------------         ---------------
  Shares outstanding                            12,445                  19,572                                            30,684
                                         --------------------     ---------------
 Net asset value and maximum offering             7.25            $       8.12                                   $         8.12
  price per share                        --------------------     ---------------          -------------         ----------------



*Redemption price per share is equal to net asset value less any applicable sales charge.


See accompanying notes to pro forma combining financial statements.




TEMPLETON GLOBAL BOND FUND
FINANCIAL STATEMENTS (CONTINUED)

PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE YEARD ENDED FEBRUARY 28, 2001
(UNAUDITED)



                                                                                                                  Templeton
                                                                                                                 Global Bond
                                          FIST Franklin             Templeton                                      Fund
                                        Global Government          Global Bond              Pro Forma            Pro Forma
                                           Income Fund                 Fund                Adjustments            Combined
                                       ------------------          ---------------         -------------        ---------------
Investment income:
   Dividends                                                       $     67,602                                 $      67,602
   Interest                                 6,817,258                11,074,693                                    17,891,951
                                       ------------------          ---------------         -------------        ---------------

     Total investment income                6,817,258                11,142,295                       -            17,959,553
                                       ------------------          ---------------         -------------        ---------------

Expenses:
   Management fees                            484,205                   648,020               (97,276)a             1,034,949
   Administrative fees                                                  194,410               116,075 b               310,485
   Distribution fees
     Class A                                   95,165                   295,638                87,870 c               478,673
     Class C                                   23,790                    77,864                                       101,654
   Transfer agent fees                        182,087                   306,403                                       488,490
   Custodian fees                              37,727                    28,418                                        66,145
   Reports to shareholders                     25,803                    25,131                                        50,934
   Registration and filing fees                36,944                    46,423                                        83,367
   Professional fees                           10,067                    44,631                                        54,698
   Trustees' fees and expenses                  4,985                    25,571                                        30,556
   Other                                          411                     1,748                                         2,159
                                       ------------------          ---------------         -------------        ---------------
    Total expenses                            901,184                 1,694,257               106,669               2,702,110
                                       ------------------          ---------------         -------------        ---------------
       Net investment income (loss)         5,916,074                 9,448,038              (106,669)             15,257,443
                                       ------------------          ---------------         -------------        ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
   Investments                             (2,356,477)               10,706,931)                                  (13,063,408)
   Foreign currency transactions               90,793                  (377,392)                                     (286,599)
                                       ------------------          ---------------         -------------        ---------------
    Net realized gain (loss)               (2,265,684)              (11,084,323)                      -           (13,350,007)
    Net unrealized appreciation
    (depreciation) on:
      Investments                              (6,748)                6,215,634                                     6,208,886
      Translation of assets and                71,883                   133,659                                       205,542
      liabilities denominated in       -----------------           ---------------         -------------        ---------------
      foreign currencies
     Net unrealized appreciation               65,135                 6,349,293                       -             6,414,428
     (depreciation)                    -----------------           ---------------         -------------         --------------
    Net realized and unrealized gain       (2,200,549)               (4,735,030)                      -            (6,935,579)
    (loss)                             ------------------          ---------------         -------------        ---------------
Net increase (decrease) in net assets       3,715,525              $  4,713,008            $ (106,669)          $   8,321,864
resulting from operations              ------------------          ---------------         -------------        ---------------




a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjustment for difference in Administrative fee schedule. c - Pro Forma adjustment for difference in 12B-1 agreement.





TEMPLETON GLOBAL BOND FUND
FIST GLOBAL GOVERNMENT INCOME FUND




 COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION

   Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin Global Government Income Fund ("Global Government Fund") and Templeton Global Bond
   Fund, the Templeton Global Bond Fund ("Global Bond Fund") will acquire all the net assets of Global Government Fund in exchange for the Class A, Class C, and Advisor shares of Global Bond Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the Global Bond Fund and Global Government Fund at February 28, 2001 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Global Bond Fund and Global Government Fund for the period March 1, 2000 to February 28, 2001 as though the merger occurred on March 1, 2000. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2. CAPITAL SHARES:

   The number of Class A shares issued was calculated by dividing the Class A net assets of the Global Government Fund at February 28, 2001 by the Class A net asset value per share of the Global Bond Fund at February 28, 2001. The number of Class C shares issued was calculated by dividing the Class C net assets of the Global Government Fund at February 28, 2001 by the Class C net asset value per share of the Global Bond Fund at February 28, 2001. The number of Advisor shares issued was calculated by dividing the Advisor net assets of the Global Government Income Fund at February 28, 2001 by the Advisor net asset value per share of the Global Bond Fund at February 28, 2001.



                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Reference is made to the previously filed Article IV of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successfully defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a), 14(a) and 16(a):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a) Declaration of Trust dated June 16, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

            (b) First Amendment to the Declaration of Trust dated September 30, 1987. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

            (c) Second Amendment to the Declaration of Trust dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

            (d) Establishment and Designation of Classes dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

            (e) Amendment to the Declaration of Trust dated February 22, 1996. (Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 27, 1996.)

            (f) Establishment and Designation of Classes dated December 26, 1996. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

            (g) Amendment to the Declaration of Trust dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 29, 1999.)

            (h) Establishment and Designation of Classes dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 29, 1999.)

       (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a) Amended and Restated By-Laws of Templeton Income Trust dated July 29, 1992. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) The Agreement and Plan of Reorganization between the Registrant and Franklin Investors Securities Trust on behalf of the Franklin Global Government Income Fund, is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Amended and Restated Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Templeton Investment Counsel, Inc. dated December 6, 1994. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

            (b)   Form of Dealer Agreement between Registrant and
                  Franklin/Templeton Distributors, Inc. and Securities Dealers. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

            (c) Amendment of Dealer Agreement dated May 15, 1998. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 15, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

            (b) Amendment dated March 3, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

            (c) Amendment No. 2 dated July 23, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

            (b) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

            (c) Multiple Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a) Opinion and Consent of Counsel. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Fund Administration Agreement dated October 1, 1996 and amended December 31, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

            (b) Amended and Restated Transfer Agent Agreement dated December 31, 1996 between the Registrant and
                  Franklin/Templeton Investor Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

            (c) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

            (d) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant.

      (15) All financial statements omitted pursuant to Item 14(a)(1);

            Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a)   Power of Attorney dated February 23, 2001.

      (17) Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 16th day of May, 2001.

                                       TEMPLETON INCOME TRUST
                                       ---------------------------------
                                       (Registrant)

                                       By:/s/David P. Goss, Vice President
                                          --------------------------------
                                          David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

GREGORY E. MCGOWAN*                       Principal Executive Officer
------------------                        Dated: May 16, 2001
Gregory E. McGowan

BRUCE S. ROSENBERG*                       Principal Financial and
------------------                        Accounting Officer
Bruce S. Rosenberg                        Dated: May 16, 2001

HARRIS J. ASHTON*                         Trustee
----------------                          Dated: May 16, 2001
Harris J. Ashton

NICHOLAS F. BRADY*                        Trustee
-----------------                         Dated: May 16, 2001
Nicholas F. Brady

S. JOSEPH FORTUNATO*                      Trustee
-------------------                       Dated: May 16, 2001
S. Joseph Fortunato

ANDREW H. HINES*                          Trustee
----------------                          Dated: May 16, 2001
Andrew E. Hines

CHARLES B. JOHNSON*                       Trustee
------------------                        Dated: May 16, 2001
Charles B. Johnson

BETTY P. KRAHMER*                         Trustee
----------------                          Dated: May 16, 2001
Betty P. Krahmer

GORDON S. MACKLIN*                        Trustee
------------------                        Dated: May 16, 2001
Gordon S. Macklin,

FRED R. MILLSAPS*                         Trustee
-----------------                         Dated: May 16, 2001
Fred R. Millsaps



*By  /s/David P. Goss
     ----------------
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)



                             TEMPLETON INCOME TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION

EX-99.(12)(a)          Form of Opinion and Consent of Counsel Supporting Tax
                       Matters and Consequences to Shareholders

EX-99.(14)(a)          Consent of Independent Auditors

EX-99.(16)(a)          Power of Attorney







EX-99.(12)(a)

                                 August 2, 2001


Board of Trustees
Franklin Investors Securities Trust
777 Mariners Island Boulevard
San Mateo, CA  94404

Board of Trustees
Templeton Income Trust
500 East Broward Boulevard
Fort Lauderdale, FL  33394


      RE:   AGREEMENT AND PLAN OF REORGANIZATION DATED -----------, 2001
            (THE "PLAN"), MADE BY FRANKLIN INVESTORS SECURITIES TRUST ("SECURITIES TRUST"), ON BEHALF OF ITS SERIES, FRANKLIN GLOBAL GOVERNMENT INCOME FUND (THE "ACQUIRED FUND"), AND TEMPLETON INCOME TRUST ("INCOME TRUST"), ON BEHALF OF ITS SERIES, TEMPLETON GLOBAL BOND FUND (THE "ACQUIRING FUND")
            ------------------------------------------------------------------

Ladies and Gentlemen:

            You have requested our opinion concerning certain federal income tax consequences of the reorganization of the Acquired Fund, which will consist of:
(i) the acquisition, by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund, in exchange solely for full and fractional shares of beneficial interest, par value $0.01, of Class A of the Acquiring Fund ("Acquiring Fund Class A Shares"), full and fractional shares of beneficial interest, par value $0.01 share, of Class C of the Acquiring Fund ("Acquiring Fund Class C Shares"), and full and fractional shares of beneficial interest, par value $0.01, of Advisor Class of the Acquiring Fund ("Acquiring Fund Advisor Class Shares") (collectively, "Acquiring Fund Shares"); (ii) the distribution of (a) Acquiring Fund Class A Shares to holders of Class A shares of the Acquired Fund ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class C Shares to holders of Class C shares of the Acquired Fund ("Acquired Fund Class C Shares"), and (c) Acquiring Fund Advisor Class Shares to holders of Advisor Class shares of the Acquired Fund ( "Acquired Fund Advisor Class Shares") (collectively, "Acquired Fund Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the subsequent dissolution of the Acquired Fund, as soon as is practicable after the closing date (the "Reorganization"), all upon and subject to the terms and conditions of the Plan.

            In rendering our opinion, we have reviewed and relied upon: (a) the Plan, dated --------, 2001, made by Securities Trust on behalf of the Acquired Fund and by Income Trust on behalf of the Acquiring Fund; (b) the proxy materials provided to shareholders of the Acquired Fund in connection with the Special Meeting of Shareholders of the Acquired Fund held on July 19, 2001; (c) certain representations concerning the Reorganization made to us by Securities Trust and Income Trust in a letter dated July 31, 2001 (the "Representation Letter"); (d) all other documents, financial and other reports and corporate minutes we deemed relevant or appropriate; and (e) such statutes, regulations, rulings and decisions as we deemed material in rendering this opinion. All terms used herein, unless otherwise defined, are used as defined in the Plan.

            For purposes of this opinion, we have assumed that the Acquired Fund, on the closing date of the Reorganization, satisfies, and immediately following the closing date, the Acquiring Fund will satisfy, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

            Based on the foregoing, and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Plan and the Representation Letter, it is our opinion that:

            1. The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for Acquiring Fund Shares of the respective class, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

            2. No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares under Section 361(a) and Section 357(a) of the Code.

            3. No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares under Section 1032(a) of the Code.

            4. No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

            5. The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the closing date of the Reorganization under
Section 362(b) of the Code.

            6. The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code.

            7. No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund (the "Acquired Fund Shares") for the Acquiring Fund Shares (including fractional shares to which they may be entitled), under Section 354(a) of the Code.

            8. The basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor under Section 358(a)(1) of the Code.

            9. The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the closing date of the Reorganization, under Section 1223(1) of the Code.

            10. The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations"), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

            Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present positions of the Internal Revenue Service (the "Service") as are set forth in published revenue rulings and revenue procedures, present administrative positions of the Service, and existing judicial decisions, all of which are subject to change, either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this opinion.

            Our opinion is conditioned upon the performance by the Acquiring Fund and the Acquired Fund of their undertakings in the Plan and the Representation Letter.

            Our opinion is limited to the transactions incident to the Reorganization described herein, and no opinion is rendered with respect to (i) any other transaction, including, without limitation, (a) the acquisition of substantially all of the assets of Templeton Americas Government Securities Fund by Templeton Global Bond Fund on October 21, 1999 ("the Americas Transaction") and (b) the acquisition of substantially all of the assets of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund by Templeton Global Bond Fund on June 7, 2001 ("the Currency Fund Transactions"), or (ii) the effect, if any, of the Reorganization (and/or the transactions incident thereto) on any other transaction, including, without limitation, the Americas Fund Transaction or the Currency Fund Transactions, and/or the effect, if any, of any such other transaction on the Reorganization. The federal income tax consequences of the Americas Transaction are the subject of a separate opinion of this firm dated October 21, 1999. The federal income tax consequences of the Currency Fund Transactions are the subject of a separate opinion of this firm dated June 7, 2001.

            This opinion is being rendered to the Acquiring Fund and the Acquired Fund, and may be relied upon only by such funds and the shareholders of each.

                        Very truly yours,
                        STRADLEY, RONON, STEVENS & YOUNG, LLP


                        By:/s/STRADLEY, RONON, STEVENS & YOUNG, LLP
                           ----------------------------------------



EX-99.(14((a)


                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in this Registration Statement on Form N-14 of Templeton Income Trust of (i) our report dated September 29, 2000, relating to the financial statements and financial highlights which appears in the August 31, 2000 Annual Report to Shareholders of Templeton Income Trust - Global Bond Fund and (ii) our report dated December 6, 2000 relating to the financial statements and financial highlights which appears in the October 31, 2000 Annual Report to Shareholders of Franklin Global Government Income Fund series of Franklin Investors Securities Trust. We also consent to the reference to us under the heading "Comparisons of Some Important Features".




/s/ PricewaterhouseCoopers LLP

San Francisco, California
May 15, 2001



EX.99(16)(a)


                                POWER OF ATTORNEY


           The undersigned Officers and Trustees of TEMPLETON INCOME TRUST (the "Registrant") hereby appoint Bruce G. Leto, Deborah R. Gatzek, Murray L. Simpson, Barbara J. Green, David P. Goss and Steven Gray (with full power to each of them to act alone) his/her attorney-in-fact and agent, in all capacities, to execute, file or withdraw any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and/or Registrant's registration statements on Form N-14 under the Securities Act of 1933, as amended, or any amendments to such registration statements covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he/she could d if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

           This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

           The undersigned Officers and Trustees hereby execute this Power of Attorney as of the 23rd day of February, 2001.

/s/Harris J. Ashton                            /s/Betty P. Krahmer
-----------------------------                 -----------------------------
Harris J. Ashton, Trustee                      Betty P. Krahmer, Trustee

/s/Nicholas F. Brady                          /s/Gordon S. Macklin
-----------------------------                 -----------------------------
Nicholas F. Brady, Trustee                    Gordon S. Macklin, Trustee

/s/S. Joseph Fortunato                        /s/Fred R. Millsaps
-----------------------------                 -----------------------------
S. Joseph Fortunato, Trustee                  Fred R. Millsaps, Trustee

/s/Andrew H. Hines, Jr.                       /s/Gregory E. McGowan
-----------------------------                 -----------------------------
Andrew H. Hines, Jr., Trustee                 Gregory E. McGowan, President

/s/Edith E. Holiday                           /s/Bruce S. Rosenberg
-----------------------------                 -----------------------------
Edith E. Holiday, Trustee                     Bruce S. Rosenberg, Treasurer

/s/Charles B. Johnson
-----------------------------
Charles B. Johnson, Trustee